BLACKROCK FUNDS
TAX-FREE BOND PORTFOLIOS

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2003

WORLD CLASS
INSTITUTIONAL
ASSET MANAGEMENT
AT A PERSONAL LEVEL

[GRAPHIC OMITTED]

-------------------------------
 NOT FDIC  |  MAY LOSE VALUE
 INSURED   | NO BANK GUARANTEE
-------------------------------

(LOGO)
BLACKROCK
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

                                 BLACKROCK FUNDS

                            TAX-FREE BOND PORTFOLIOS

* Tax-Free Income                    * Ohio Tax-Free Income

* Pennsylvania Tax-Free Income       * Delaware Tax-Free Income

* New Jersey Tax-Free Income         * Kentucky Tax-Free Income

                                TABLE OF CONTENTS

SHAREHOLDER LETTER............................................................ 1
PORTFOLIO SUMMARIES
      Tax-Free Income......................................................... 2
      Pennsylvania Tax-Free Income............................................ 3
      New Jersey Tax-Free Income.............................................. 4
      Ohio Tax-Free Income.................................................... 5
      Delaware Tax-Free Income................................................ 6
      Kentucky Tax-Free Income................................................ 7
      Note on Performance Information......................................... 8
STATEMENTS OF NET ASSETS .................................................. 9-28
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 29
      Statements of Changes in Net Assets..................................30-31
      Financial Highlights.................................................32-39
NOTES TO FINANCIAL STATEMENTS..............................................40-47
FUND MANAGEMENT............................................................48-50

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.
--------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

March 31, 2003

Dear Shareholder:

      We are pleased to present the Semi-Annual Report to Shareholders of the BlackRock Tax-Free Bond Portfolios for the six-month period ended March 31, 2003. This report includes comments from portfolio managers, performance data, and other relevant information regarding the BlackRock Funds. We hope you will find the report informative, and we thank you for making BlackRock part of your investment strategy.

      Fixed income and equity market investors endured much uncertainty over the past six months. Market volatility and a still-sluggish economy continued to reflect the ongoing influence of corporate governance issues, global geo-political tensions, and the buildup to a U.S.-led war in Iraq. In light of these detractors to the global economic outlook, many investors remained hesitant to enter the equity markets, choosing instead the relative safety of more conservative investments, such as municipal bonds.

During the period, demand for municipal bonds remained positive. In the face of weaker equity markets, individual investors continued to favor the high credit quality and low volatility that municipal securities can offer. For the semi-annual period ended March 31, 2003, the Lehman Brothers Municipal Bond Index returned 1.20%. 1 Over the same period, the S&P 500(R) Index returned 5.02%. 2

      In this challenging market environment, we remain confident that our disciplined approach to fixed income management is appropriate for the long-term investor. The recent market environment has reinforced our view that fixed income investments remain an important part of a diversified portfolio. As active managers, our portfolio management team continuously monitors the municipal bond market and adjusts our portfolios in order to gain optimal exposure to various issuers, revenue sources, and security types. Consequently, we believe we are well positioned to capitalize on opportunities across various sectors, credits, and coupons as market conditions change.

      In spite of near-term uncertainty, we continue to encourage investors to establish and maintain a long-term investment plan that is consistent with their overall risk tolerance and investment objectives. We suggest that investors consult with their financial advisors regarding their financial plans.

      On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your investment goals.


Sincerely,

/s/  ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.


1 The LEHMAN BROTHERS MUNICIPAL BOND INDEX measures the performance of the investment grade long-term tax-exempt bond market. The index is unmanaged and cannot be purchased directly.
2 The S&P 500(R) INDEX measures performance of large cap U.S. equities through changes in the aggregate market value of 500 stocks representing leading industries. The index is unmanaged and cannot be purchased directly.

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $385.8 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES AND AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS. THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o PERFORMANCE FOR THE SEMI-ANNUAL PERIOD WAS SIGNIFICANTLY IMPACTED BY THE PORTFOLIO'S LOWER SENSITIVITY TO INTEREST RATE CHANGES COMPARED TO ITS PEERS AND ITS EXPOSURE TO SELECT AIRPORT SECURITIES AND ELECTRIC UTILITIES. AIRPORT SECURITIES HAVE BEEN NEGATIVELY IMPACTED BY THE SLUGGISH ECONOMY, CONTINUED THREATS OF TERRORISM, AND THE OUTBREAK OF SARS. THE SHORTER DURATION OF THE PORTFOLIO, WHICH HAD A POSITIVE EFFECT ON PERFORMANCE DURING THE FIRST HALF OF THE PERIOD, IS A RESULT OF OWNING PRIMARILY HIGH COUPON SECURITIES, WHICH ARE PRICING TO THEIR CALL OPTIONS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX FROM INCEPTION AND
                         AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
May-90     $10,000            $10,000          $9,597           $10,000           $10,000             $10,000
Jun-90     $10,118            $10,118          $9,710           $10,118           $10,118             $10,088
Sep-90     $10,140            $10,140          $9,731           $10,140           $10,140             $10,094
Dec-90     $10,514            $10,514         $10,091           $10,514           $10,514             $10,529
Mar-91     $10,721            $10,721         $10,289           $10,721           $10,721             $10,767
Jun-91     $10,920            $10,920         $10,480           $10,920           $10,920             $10,997
Sep-91     $11,297            $11,297         $10,841           $11,297           $11,297             $11,424
Dec-91     $11,709            $11,709         $11,237           $11,709           $11,709             $11,808
Mar-92     $11,835            $11,835         $11,358           $11,835           $11,835             $11,844
Jun-92     $12,217            $12,217         $11,724           $12,217           $12,217             $12,293
Sep-92     $12,506            $12,506         $12,002           $12,506           $12,506             $12,619
Dec-92     $12,744            $12,744         $12,231           $12,744           $12,744             $12,849
Mar-93     $13,247            $13,247         $12,714           $13,247           $13,247             $13,326
Jun-93     $13,709            $13,709         $13,156           $13,709           $13,709             $13,762
Sep-93     $14,200            $14,194         $13,618           $14,190           $14,190             $14,227
Dec-93     $14,418            $14,399         $13,811           $14,391           $14,391             $14,427
Mar-94     $13,436            $13,410         $12,855           $13,395           $13,395             $13,635
Jun-94     $13,620            $13,587         $13,018           $13,564           $13,564             $13,786
Sep-94     $13,666            $13,624         $13,048           $13,596           $13,596             $13,880
Dec-94     $13,457            $13,393         $12,833           $13,372           $13,372             $13,681
Mar-95     $14,558            $14,495         $13,868           $14,450           $14,450             $14,648
Jun-95     $14,811            $14,737         $14,091           $14,683           $14,683             $15,002
Sep-95     $15,243            $15,155         $14,482           $15,090           $15,090             $15,433
Dec-95     $15,941            $15,825         $15,113           $15,748           $15,748             $16,070
Mar-96     $15,806            $15,695         $14,982           $15,611           $15,611             $15,876
Jun-96     $15,953            $15,829         $15,103           $15,737           $15,737             $15,998
Sep-96     $16,378            $16,238         $15,487           $16,115           $16,115             $16,366
Dec-96     $16,853            $16,697         $15,918           $16,532           $16,532             $16,783
Mar-97     $16,839            $16,670         $15,886           $16,468           $16,464             $16,744
Jun-97     $17,445            $17,258         $16,439           $17,010           $17,006             $17,321
Sep-97     $18,031            $17,824         $16,971           $17,528           $17,524             $17,843
Dec-97     $18,559            $18,333         $17,448           $17,987           $17,982             $18,327
Mar-98     $18,804            $18,559         $17,656           $18,168           $18,163             $18,538
Jun-98     $19,077            $18,815         $17,892           $18,376           $18,372             $18,819
Sep-98     $19,627            $19,343         $18,386           $18,849           $18,844             $19,398
Dec-98     $19,751            $19,450         $18,480           $18,910           $18,905             $19,515
Mar-99     $19,853            $19,536         $18,554           $18,950           $18,945             $19,688
Jun-99     $19,507            $19,182         $18,209           $18,563           $18,558             $19,340
Sep-99     $19,298            $18,962         $17,993           $18,307           $18,303             $19,262
Dec-99     $18,928            $18,584         $17,627           $17,902           $17,897             $19,111
Mar-00     $19,471            $19,103         $18,112           $18,359           $18,355             $19,672
Jun-00     $19,722            $19,334         $18,323           $18,539           $18,535             $19,969
Sep-00     $20,225            $19,813         $18,769           $18,955           $18,968             $20,452
Dec-00     $21,001            $20,559         $19,467           $19,624           $19,619             $21,346
Mar-01     $21,410            $20,944         $19,823           $19,946           $19,941             $21,820
Jun-01     $21,598            $21,111         $19,956           $20,042           $20,037             $21,962
Sep-01     $22,208            $21,692         $20,515           $20,565           $20,560             $22,579
Dec-01     $22,005            $21,477         $20,302           $20,314           $20,309             $22,441
Mar-03     $22,213            $21,664         $20,453           $20,426           $20,421             $22,652
Jun-03     $22,783            $22,203         $20,972           $20,905           $20,900             $23,482
Sep-03     $23,337            $22,726         $21,457           $21,349           $21,344             $24,597
Dec-03     $23,324            $22,697         $21,420           $21,272           $21,267             $24,597
Mar-03     $23,329            $22,684         $21,399           $21,212           $21,206             $24,892

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                5.02%       6.21%        4.41%        5.82%            6.80%
  Service Class                      4.71%       5.89%        4.10%        5.53%            6.57%
  Investor A Class (Load Adjusted)   0.46%       4.29%        3.07%        4.92%            6.09%
  Investor A Class (NAV)             4.63%       5.72%        3.92%        5.34%            6.42%
  Investor B Class (Load Adjusted)  (0.66)%      3.86%        2.80%        4.82%            6.01%
  Investor B Class (NAV)             3.85%       4.93%        3.15%        4.82%            6.01%
  Investor C Class (Load Adjusted)   2.85%       4.93%        3.15%        4.82%            6.01%
  Investor C Class (NAV)             3.85%       4.93%        3.15%        4.82%            6.01%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96 AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $897.3 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES OR AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND PENNSYLVANIA STATE INCOME TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES, INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS (INCLUDING ISSUERS LOCATED OUTSIDE OF PENNSYLVANIA). THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o DURING THE FIRST HALF OF THE PERIOD, THE PORTFOLIO BENEFITED FROM ITS LOWER SENSITIVITY TO INTEREST RATE CHANGES VERSUS ITS PEERS. THE SHORTER DURATION OF THE PORTFOLIO IS A RESULT OF OWNING PRIMARILY HIGH COUPON SECURITIES, WHICH ARE PRICING TO THEIR CALL OPTIONS. DURING THE SECOND HALF OF THE PERIOD, THE PORTFOLIO WAS MORE HEAVILY WEIGHTED IN 12- TO 20-YEAR MATURITIES THAN ITS PEERS. THIS HAD A POSITIVE EFFECT, AS THE STRONGEST PERFORMING SEGMENT OF THE YIELD CURVE DURING THE FIRST QUARTER OF 2003 WAS CONCENTRATED AROUND 15-YEAR MATURITIES.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME
 PORTFOLIO AND LEHMAN BROTHERS MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
Dec-92     $10,000            $10,000          $9,597           $10,000           $10,000             $10,000
Dec-92     $10,080            $10,080          $9,674           $10,080           $10,080             $10,102
Mar-93     $10,492            $10,492         $10,063           $10,485           $10,485             $10,477
Jun-93     $10,809            $10,809         $10,361           $10,796           $10,796             $10,820
Sep-93     $11,142            $11,161         $10,704           $11,154           $11,154             $11,185
Dec-93     $11,324            $11,336         $10,878           $11,335           $11,335             $11,342
Mar-94     $10,614            $10,618         $10,196           $10,625           $10,625             $10,720
Jun-94     $10,746            $10,744         $10,324           $10,757           $10,757             $10,838
Sep-94     $10,813            $10,804         $10,376           $10,812           $10,812             $10,912
Dec-94     $10,545            $10,529         $10,107           $10,513           $10,513             $10,756
Mar-95     $11,352            $11,329         $10,870           $11,291           $11,291             $11,516
Jun-95     $11,614            $11,582         $11,107           $11,520           $11,520             $11,794
Sep-95     $11,983            $11,941         $11,447           $11,854           $11,854             $12,134
Dec-95     $12,486            $12,433         $11,913           $12,319           $12,319             $12,634
Mar-96     $12,341            $12,279         $11,762           $12,139           $12,139             $12,482
Jun-96     $12,452            $12,379         $11,853           $12,209           $12,209             $12,577
Sep-96     $12,737            $12,654         $12,112           $12,452           $12,452             $12,867
Dec-96     $13,062            $12,967         $12,407           $12,730           $12,730             $13,195
Mar-97     $13,014            $12,909         $12,348           $12,645           $12,645             $13,164
Jun-97     $13,413            $13,296         $12,713           $12,994           $12,994             $13,618
Sep-97     $13,811            $13,679         $13,075           $13,338           $13,338             $14,028
Dec-97     $14,198            $14,053         $13,428           $13,671           $13,671             $14,409
Mar-98     $14,371            $14,214         $13,577           $13,802           $13,802             $14,575
Jun-98     $14,600            $14,430         $13,778           $14,000           $14,000             $14,796
Sep-98     $14,986            $14,800         $14,127           $14,347           $14,347             $15,251
Dec-98     $15,066            $14,868         $14,186           $14,400           $14,400             $15,343
Mar-99     $15,187            $14,976         $14,285           $14,492           $14,492             $15,479
Jun-99     $14,936            $14,717         $14,033           $14,229           $14,229             $15,205
Sep-99     $14,864            $14,635         $13,950           $14,030           $14,070             $15,144
Dec-99     $14,721            $14,484         $13,800           $13,859           $13,913             $15,026
Mar-00     $15,095            $14,840         $14,135           $14,171           $14,211             $15,466
Jun-00     $15,313            $15,044         $14,323           $14,334           $14,388             $15,700
Sep-00     $15,682            $15,380         $14,651           $14,637           $14,678             $16,079
Dec-00     $16,188            $15,879         $15,106           $15,067           $15,107             $16,783
Mar-01     $16,554            $16,212         $15,416           $15,350           $15,404             $17,155
Jun-01     $16,605            $16,250         $15,446           $15,351           $15,390             $17,267
Sep-01     $17,037            $16,661         $15,844           $15,720           $15,760             $17,751
Dec-01     $16,952            $16,565         $15,731           $15,578           $15,617             $17,643
Mar-02     $17,085            $16,683         $15,836           $15,668           $15,708             $17,809
Jun-02     $17,655            $17,227         $16,361           $16,146           $16,185             $18,461
Sep-02     $18,150            $17,697         $16,800           $16,551           $16,590             $19,338
Dec-02     $18,191            $17,708         $16,803           $16,523           $16,577             $19,338
Mar-03     $18,364            $17,879         $16,959           $16,645           $16,684             $19,571

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                7.49%       6.75%        5.03%        5.76%            6.06%
  Service Class                      7.17%       6.41%        4.70%        5.48%            5.79%
  Investor A Class (Load Adjusted)   2.84%       4.84%        3.69%        4.93%            5.25%
  Investor A Class (NAV)             7.09%       6.26%        4.55%        5.36%            5.67%
  Investor B Class (Load Adjusted)   1.74%       4.45%        3.47%        4.73%            5.06%
  Investor B Class (NAV)             6.24%       5.51%        3.82%        4.73%            5.06%
  Investor C Class (Load Adjusted)   5.22%       5.49%        3.87%        4.75%            5.08%
  Investor C Class (NAV)             6.22%       5.49%        3.87%        4.75%            5.08%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $161.1 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES OR AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND NEW JERSEY STATE INCOME TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES, INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS (INCLUDING ISSUERS LOCATED OUTSIDE OF NEW JERSEY). THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o PERFORMANCE EARLY IN THE PERIOD WAS SIGNIFICANTLY IMPACTED BY THE PORTFOLIO'S ALLOCATION TO HIGH QUALITY SECURITIES, AS THESE ISSUES WERE AMONG THE BEST PERFORMERS IN 2002. LATER IN THE PERIOD, THE PORTFOLIO BENEFITED FROM ITS ALLOCATION TO SECURITIES IN THE 12- TO 17-YEAR MATURITY RANGE. DURING THE FIRST QUARTER OF 2003, THE STRONGEST PERFORMING SEGMENT OF THE YIELD CURVE WAS CONCENTRATED AROUND 15-YEAR MATURITIES.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
  PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
Jul-91     $10,000            $10,000          $9,597           $10,000           $10,000             $10,000
Sep-91     $10,357            $10,357          $9,940           $10,357           $10,357             $10,389
Dec-91     $10,736            $10,736         $10,303           $10,736           $10,736             $10,738
Mar-92     $10,775            $10,775         $10,340           $10,775           $10,775             $10,770
Jun-92     $11,205            $11,205         $10,754           $11,205           $11,205             $11,179
Sep-92     $11,462            $11,462         $11,000           $11,462           $11,462             $11,475
Dec-92     $11,691            $11,691         $11,220           $11,691           $11,691             $11,684
Mar-93     $12,098            $12,098         $11,610           $12,098           $12,098             $12,118
Jun-93     $12,514            $12,514         $12,009           $12,514           $12,514             $12,514
Sep-93     $12,867            $12,867         $12,349           $12,867           $12,867             $12,937
Dec-93     $13,045            $13,045         $12,519           $13,045           $13,045             $13,119
Mar-94     $12,370            $12,370         $11,871           $12,370           $12,370             $12,399
Jun-94     $12,504            $12,504         $12,000           $12,504           $12,504             $12,536
Sep-94     $12,583            $12,583         $12,076           $12,583           $12,583             $12,622
Dec-94     $12,432            $12,432         $11,931           $12,432           $12,432             $12,440
Mar-95     $13,195            $13,195         $12,663           $13,195           $13,195             $13,320
Jun-95     $13,454            $13,454         $12,911           $13,454           $13,454             $13,642
Sep-95     $13,802            $13,802         $13,246           $13,802           $13,802             $14,034
Dec-95     $14,289            $14,289         $13,713           $14,289           $14,289             $14,613
Mar-96     $14,162            $14,162         $13,579           $14,149           $14,149             $14,437
Jun-96     $14,202            $14,202         $13,611           $14,183           $14,183             $14,547
Sep-96     $14,449            $14,449         $13,842           $14,398           $14,398             $14,882
Dec-96     $14,809            $14,809         $14,183           $14,725           $14,725             $15,262
Mar-97     $14,770            $14,770         $14,140           $14,652           $14,652             $15,226
Jun-97     $15,183            $15,183         $14,529           $15,028           $15,028             $15,751
Sep-97     $15,621            $15,621         $14,942           $15,426           $15,426             $16,226
Dec-97     $16,033            $16,033         $15,329           $15,797           $15,797             $16,666
Mar-98     $16,165            $16,165         $15,449           $15,890           $15,890             $16,858
Jun-98     $16,409            $16,401         $15,668           $16,086           $16,086             $17,113
Sep-98     $16,936            $16,915         $16,152           $16,552           $16,552             $17,640
Dec-98     $17,024            $16,990         $16,217           $16,587           $16,580             $17,746
Mar-99     $17,091            $17,045         $16,263           $16,603           $16,595             $17,903
Jun-99     $16,754            $16,696         $15,923           $16,225           $16,218             $17,587
Sep-99     $16,706            $16,636         $15,859           $16,130           $16,122             $17,516
Dec-99     $16,600            $16,518         $15,739           $15,978           $15,970             $17,379
Mar-00     $16,944            $16,847         $16,046           $16,259           $16,252             $17,888
Jun-00     $17,200            $17,089         $16,270           $16,455           $16,448             $18,159
Sep-00     $17,568            $17,442         $16,599           $16,757           $16,749             $18,598
Dec-00     $18,265            $18,121         $17,238           $17,370           $17,362             $19,411
Mar-01     $18,707            $18,546         $17,635           $17,737           $17,759             $19,842
Jun-01     $18,821            $18,644         $17,706           $17,775           $17,812             $19,971
Sep-01     $19,337            $19,142         $18,186           $18,223           $18,245             $20,532
Dec-01     $19,128            $18,921         $17,969           $17,972           $17,993             $20,407
Mar-02     $19,435            $19,210         $18,219           $18,173           $18,210             $20,599
Jun-02     $20,119            $19,871         $18,855           $18,772           $18,809             $21,353
Sep-02     $20,779            $20,508         $19,436           $19,331           $19,368             $22,367
Dec-02     $20,812            $20,525         $19,459           $19,302           $19,355             $22,367
Mar-03     $21,034            $20,728         $19,627           $19,449           $19,486             $22,636

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                8.23%       7.47%        5.41%        5.69%            6.53%
  Service Class                      7.91%       7.16%        5.10%        5.53%            6.40%
  Investor A Class (Load Adjusted)   3.44%       5.49%        4.05%        4.96%            5.91%
  Investor A Class (NAV)             7.73%       6.94%        4.91%        5.39%            6.28%
  Investor B Class (Load Adjusted)   2.53%       5.11%        3.78%        4.86%            5.82%
  Investor B Class (NAV)             7.03%       6.15%        4.12%        4.86%            5.82%
  Investor C Class (Load Adjusted)   6.00%       6.23%        4.16%        4.88%            5.84%
  Investor C Class (NAV)             7.00%       6.23%        4.16%        4.88%            5.84%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $136.2 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES OR AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND OHIO STATE INCOME TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES, INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS (INCLUDING ISSUERS LOCATED OUTSIDE OF OHIO). THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o PERFORMANCE EARLY IN THE PERIOD WAS SIGNIFICANTLY IMPACTED BY THE PORTFOLIO'S ALLOCATION TO HIGH QUALITY SECURITIES, AS THESE SECURITIES WERE AMONG THE BEST PERFORMERS IN 2002. LATER IN THE PERIOD, THE PORTFOLIO'S LOWER SENSITIVITY TO INTEREST RATE CHANGES VERSUS ITS PEERS WAS OFFSET BY ITS ALLOCATION TO SECURITIES IN THE 12- TO 20-YEAR MATURITY RANGE. THE PORTFOLIO'S INVESTMENT IN THESE SECURITIES BENEFITED PERFORMANCE AS THE STRONGEST PERFORMING SEGMENT OF THE YIELD CURVE DURING THE FIRST QUARTER OF 2003 WAS CONCENTRATED AROUND 15-YEAR MATURITIES.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME
  PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
Dec-92     $10,000            $10,000          $9,597           $10,000           $10,000             $10,000
Dec-92     $10,010            $10,010          $9,607           $10,010           $10,010             $10,102
Mar-93     $10,270            $10,270          $9,856           $10,270           $10,270             $10,477
Jun-93     $10,559            $10,559         $10,134           $10,559           $10,559             $10,820
Sep-93     $10,902            $10,863         $10,469           $10,908           $10,908             $11,185
Dec-93     $11,017            $10,970         $10,577           $11,022           $11,022             $11,342
Mar-94     $10,340            $10,289          $9,929           $10,346           $10,346             $10,720
Jun-94     $10,438            $10,380         $10,022           $10,443           $10,443             $10,838
Sep-94     $10,493            $10,429         $10,076           $10,499           $10,499             $10,912
Dec-94     $10,306            $10,236          $9,891           $10,291           $10,291             $10,756
Mar-95     $11,071            $10,989         $10,619           $11,028           $11,028             $11,516
Jun-95     $11,296            $11,204         $10,827           $11,222           $11,222             $11,794
Sep-95     $11,623            $11,520         $11,131           $11,516           $11,516             $12,134
Dec-95     $12,138            $12,023         $11,616           $11,995           $11,995             $12,634
Mar-96     $11,944            $11,821         $11,416           $11,767           $11,767             $12,482
Jun-96     $12,045            $11,912         $11,499           $11,830           $11,830             $12,577
Sep-96     $12,333            $12,188         $11,761           $12,076           $12,076             $12,867
Dec-96     $12,644            $12,486         $12,043           $12,343           $12,343             $13,195
Mar-97     $12,611            $12,444         $11,997           $12,273           $12,273             $13,164
Jun-97     $13,001            $12,820         $12,354           $12,615           $12,615             $13,618
Sep-97     $13,386            $13,189         $12,705           $12,949           $12,949             $14,028
Dec-97     $13,739            $13,527         $13,025           $13,251           $13,251             $14,409
Mar-98     $13,864            $13,641         $13,128           $13,331           $13,331             $14,575
Jun-98     $14,085            $13,848         $13,322           $13,502           $13,502             $14,796
Sep-98     $14,531            $14,275         $13,728           $13,888           $13,888             $15,251
Dec-98     $14,612            $14,344         $13,788           $13,923           $13,923             $15,343
Mar-99     $14,715            $14,434         $13,869           $13,978           $13,978             $15,479
Jun-99     $14,364            $14,079         $13,522           $13,603           $13,603             $15,205
Sep-99     $14,330            $14,036         $13,474           $13,529           $13,529             $15,144
Dec-99     $14,170            $13,868         $13,308           $13,337           $13,337             $15,026
Mar-00     $14,566            $14,231         $13,664           $13,669           $13,669             $15,466
Jun-00     $14,781            $14,444         $13,863           $13,842           $13,828             $15,700
Sep-00     $15,121            $14,766         $14,152           $14,104           $14,104             $16,079
Dec-00     $15,757            $15,361         $14,729           $14,653           $14,653             $16,783
Mar-01     $16,180            $15,777         $15,108           $15,001           $15,001             $17,155
Jun-01     $16,289            $15,872         $15,192           $15,057           $15,057             $17,267
Sep-01     $16,846            $16,403         $15,693           $15,525           $15,525             $17,751
Dec-01     $16,680            $16,228         $15,520           $15,325           $15,325             $17,643
Mar-02     $16,878            $16,409         $15,686           $15,460           $15,460             $17,809
Jun-02     $17,564            $17,063         $16,305           $16,040           $16,040             $18,461
Sep-02     $18,261            $17,728         $16,932           $16,627           $16,627             $19,338
Dec-02     $18,243            $17,696         $16,880           $16,559           $16,559             $19,338
Mar-03     $18,424            $17,858         $17,043           $16,673           $16,672             $19,571

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                9.16%       8.15%        5.85%        6.02%            6.09%
  Service Class                      8.83%       7.86%        5.54%        5.69%            5.77%
  Investor A Class (Load Adjusted)   4.29%       6.19%        4.51%        5.20%            5.30%
  Investor A Class (NAV)             8.65%       7.64%        5.36%        5.63%            5.72%
  Investor B Class (Load Adjusted)   3.35%       5.82%        4.24%        4.97%            5.07%
  Investor B Class (NAV)             7.85%       6.85%        4.58%        4.97%            5.07%
  Investor C Class (Load Adjusted)   6.85%       6.85%        4.58%        4.97%            5.07%
  Investor C Class (NAV)             7.85%       6.85%        4.58%        4.97%            5.07%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $81.8 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES OR AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND DELAWARE STATE INCOME TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES, INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS (INCLUDING ISSUERS LOCATED OUTSIDE OF DELAWARE). THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o PERFORMANCE EARLY IN THE PERIOD WAS SIGNIFICANTLY IMPACTED BY THE PORTFOLIO'S ALLOCATION TO HIGH QUALITY SECURITIES, AS THESE SECURITIES WERE AMONG THE BEST PERFORMERS IN 2002. LATER IN THE PERIOD, THE PORTFOLIO'S LOWER SENSITIVITY TO INTEREST RATE CHANGES VERSUS ITS PEERS WAS OFFSET BY THE PORTFOLIO'S HIGH LEVEL OF INCOME AND A STRUCTURE THAT FOCUSED ON INTERMEDIATE MATURITIES. THE PORTFOLIO'S ALLOCATION TO INTERMEDIATE MATURITIES BENEFITED PERFORMANCE AS THE STRONGEST PERFORMING SEGMENT OF THE YIELD CURVE DURING THE FIRST QUARTER OF 2003 WAS CONCENTRATED AROUND 15-YEAR MATURITIES.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME PORTFOLIO AND LEHMAN BROTHERS MUNICIPAL BOND INDEX AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
Sep-86     $10,000            $10,000          $9,600           $10,000           $10,000             $10,000
Dec-86     $10,411            $10,404          $9,984           $10,380           $10,380             $10,345
Mar-87     $10,508            $10,492         $10,064           $10,444           $10,444             $10,595
Jun-87     $10,382            $10,359          $9,932           $10,288           $10,288             $10,308
Sep-87     $10,258            $10,228          $9,802           $10,134           $10,134             $10,052
Dec-87     $10,561            $10,522         $10,080           $10,402           $10,402             $10,500
Mar-88     $10,856            $10,807         $10,349           $10,660           $10,660             $10,862
Jun-88     $10,919            $10,862         $10,397           $10,690           $10,690             $11,072
Sep-88     $11,108            $11,041         $10,564           $10,841           $10,841             $11,356
Dec-88     $11,149            $11,075         $10,592           $10,848           $10,848             $11,566
Mar-89     $11,089            $11,006         $10,522           $10,757           $10,757             $11,643
Jun-89     $11,553            $11,459         $10,950           $11,174           $11,174             $12,332
Sep-89     $11,669            $11,565         $11,046           $11,251           $11,251             $12,340
Dec-89     $11,968            $11,853         $11,317           $11,505           $11,505             $12,814
Mar-90     $12,036            $11,911         $11,368           $11,535           $11,535             $12,871
Jun-90     $12,257            $12,120         $11,562           $11,711           $11,711             $13,172
Sep-90     $12,378            $12,231         $11,663           $11,791           $11,791             $13,180
Dec-90     $12,751            $12,590         $12,000           $12,109           $12,109             $13,748
Mar-91     $12,994            $12,821         $12,215           $12,303           $12,303             $14,059
Jun-91     $13,184            $12,999         $12,379           $12,445           $12,445             $14,359
Sep-91     $13,552            $13,351         $12,710           $12,753           $12,753             $14,917
Dec-91     $13,921            $13,705         $13,041           $13,061           $13,061             $15,418
Mar-92     $13,881            $13,655         $12,988           $12,984           $12,984             $15,464
Jun-92     $14,298            $14,055         $13,362           $13,333           $13,333             $16,051
Sep-92     $14,584            $14,325         $13,614           $13,559           $13,559             $16,477
Dec-92     $14,788            $14,514         $13,787           $13,705           $13,705             $16,777
Mar-93     $15,139            $14,848         $14,099           $13,990           $13,990             $17,400
Jun-93     $15,461            $15,153         $14,382           $14,244           $14,244             $17,969
Sep-93     $15,892            $15,563         $14,765           $14,596           $14,596             $18,576
Dec-93     $16,010            $15,667         $14,857           $14,659           $14,659             $18,837
Mar-94     $15,271            $14,933         $14,156           $13,941           $13,941             $17,803
Jun-94     $15,515            $15,160         $14,364           $14,120           $14,120             $18,000
Sep-94     $15,614            $15,245         $14,439           $14,167           $14,167             $18,123
Dec-94     $15,474            $15,097         $14,293           $13,997           $13,997             $17,863
Mar-95     $16,226            $15,820         $14,970           $14,634           $14,634             $19,126
Jun-95     $16,597            $16,168         $15,294           $14,922           $14,922             $19,588
Sep-95     $17,038            $16,586         $15,682           $15,272           $15,272             $20,151
Dec-95     $17,500            $17,023         $16,089           $15,639           $15,639             $20,982
Mar-96     $17,429            $16,941         $16,004           $15,528           $15,528             $20,729
Jun-96     $17,502            $17,000         $16,053           $15,546           $15,546             $20,888
Sep-96     $17,774            $17,250         $16,283           $15,739           $15,739             $21,369
Dec-96     $18,138            $17,591         $16,597           $16,013           $16,013             $21,913
Mar-97     $18,104            $17,545         $16,547           $15,934           $15,934             $21,862
Jun-97     $18,551            $17,965         $16,936           $16,279           $16,279             $22,616
Sep-97     $18,981            $18,368         $17,308           $16,605           $16,605             $23,298
Dec-97     $19,303            $18,665         $17,580           $16,835           $16,835             $23,930
Mar-98     $19,473            $18,816         $17,715           $16,933           $16,933             $24,205
Jun-98     $19,783            $19,101         $17,977           $17,152           $17,152             $24,572
Sep-98     $20,466            $19,745         $18,575           $17,690           $17,690             $25,328
Dec-98     $20,594            $19,854         $18,670           $17,747           $17,747             $25,481
Mar-99     $20,770            $20,009         $18,808           $17,845           $17,845             $25,706
Jun-99     $20,309            $19,550         $18,368           $17,395           $17,395             $25,252
Sep-99     $20,240            $19,469         $18,284           $17,282           $17,282             $25,150
Dec-99     $20,107            $19,327         $18,143           $17,117           $17,117             $24,954
Mar-00     $20,652            $19,835         $18,612           $17,527           $17,527             $25,685
Jun-00     $20,937            $20,094         $18,847           $17,716           $17,716             $26,074
Sep-00     $21,354            $20,479         $19,200           $18,014           $18,014             $26,704
Dec-00     $22,154            $21,231         $19,897           $18,633           $18,633             $27,872
Mar-01     $22,649            $21,689         $20,318           $18,992           $18,992             $28,491
Jun-01     $22,743            $21,763         $20,379           $19,013           $19,013             $28,676
Sep-01     $23,523            $22,493         $21,053           $19,606           $19,606             $29,481
Dec-01     $23,222            $22,189         $20,760           $19,297           $19,296             $29,301
Mar-02     $23,468            $22,407         $20,954           $19,441           $19,441             $29,577
Jun-02     $24,452            $23,329         $21,807           $20,195           $20,195             $30,660
Sep-02     $25,582            $24,206         $22,790           $21,066           $21,066             $32,116
Dec-02     $25,465            $24,262         $22,637           $20,886           $20,886             $32,116
Mar-03     $25,664            $24,433         $22,809           $21,006           $21,005             $32,502

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                9.36%       7.51%        5.68%        5.42%            5.88%
  Service Class                      9.04%       7.20%        5.36%        5.11%            5.56%
  Investor A Class (Load Adjusted)   4.54%       5.56%        4.33%        4.50%            5.13%
  Investor A Class (NAV)             8.85%       7.01%        5.19%        4.93%            5.38%
  Investor B Class (Load Adjusted)   3.55%       5.18%        4.07%        4.15%            4.60%
  Investor B Class (NAV)             8.05%       6.22%        4.41%        4.15%            4.60%
  Investor C Class (Load Adjusted)   7.05%       6.22%        4.41%        4.15%            4.60%
  Investor C Class (NAV)             8.05%       6.22%        4.41%        4.15%            4.60%

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%,
RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/03): $130.0 million

PERFORMANCE BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX

INVESTMENT APPROACH
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN BONDS ISSUED BY OR ON BEHALF OF STATES AND POSSESSIONS OF THE UNITED STATES, THEIR POLITICAL SUBDIVISIONS AND THEIR AGENCIES OR AUTHORITIES (AND RELATED TAX-EXEMPT DERIVATIVE SECURITIES), THE INTEREST ON WHICH THE MANAGEMENT TEAM BELIEVES IS EXEMPT FROM FEDERAL INCOME TAX (INCLUDING THE FEDERAL ALTERNATIVE MINIMUM TAX) AND KENTUCKY STATE INCOME TAX (MUNICIPAL SECURITIES). THE PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN MUNICIPAL SECURITIES, INCLUDING BOTH GENERAL OBLIGATION AND REVENUE BONDS FROM A DIVERSE RANGE OF ISSUERS (INCLUDING ISSUERS LOCATED OUTSIDE OF KENTUCKY). THE PORTFOLIO EMPHASIZES MUNICIPAL SECURITIES IN THE TEN TO TWENTY YEAR MATURITY RANGE.

RECENT PORTFOLIO MANAGEMENT ACTIVITY
     o RECORD NEW ISSUE SUPPLY, ECONOMIC UNCERTAINTY, AND CONCERNS OVER THE GEOPOLITICAL SITUATION IN THE MIDDLE EAST WERE THE DOMINANT THEMES IN THE MUNICIPAL MARKET DURING THE SEMI-ANNUAL PERIOD. FOR THE SIX MONTHS ENDED MARCH 31, 2003, THE LEHMAN BROTHERS MUNICIPAL BOND INDEX RETURNED 1.20%. RETURNS VARIED ACROSS MATURITIES, WITH THE HIGHEST RETURNS ON 5-YEAR BONDS (1.97%) AND THE LOWEST ON 10-YEARS (0.74%).
     o A COMBINATION OF WIDENING BUDGET DEFICITS AT STATE AND LOCAL LEVELS AND LOW INTEREST RATES FUELED ISSUANCE DURING THE PERIOD. ALTHOUGH RECORD SUPPLY HAS PUT PRESSURE ON MUNICIPAL BONDS, HEAVY RETAIL AND INSTITUTIONAL INTEREST HAS CONTINUED TO OFFSET ANY WEAKNESS GIVEN MUNICIPALS' HIGH LEVELS OF AFTER-TAX INCOME AND RELATIVELY LOW VOLATILITY. AS THE PERIOD PROGRESSED, BOTH INDIVIDUAL INVESTORS AND INSTITUTIONS MOVED TO LONGER MATURITY BONDS IN SEARCH OF ADDITIONAL INCOME, WHICH BOOSTED PERFORMANCE IN THE 15-YEAR PORTION OF THE YIELD CURVE.
     o AT ITS NOVEMBER 6TH MEETING, THE FEDERAL OPEN MARKET COMMITTEE ("FOMC") DECIDED TO LOWER THE TARGET FOR THE FEDERAL FUNDS RATE TO 1.25%. WHILE SOME EASING WAS ANTICIPATED GIVEN THE SLUGGISH ECONOMY AND LOW INFLATIONARY PRESSURES, THE MARKET WAS SOMEWHAT SURPRISED BY THE 50 BASIS POINT REDUCTION. THE FOMC DECIDED TO LEAVE THE FED FUNDS RATE UNCHANGED AT ITS THREE SUBSEQUENT MEETINGS DURING THE SEMI-ANNUAL PERIOD AND DECLINED TO OFFER AN ECONOMIC OUTLOOK BIAS AT THEIR LATEST MEETING IN MARCH.
     o PERFORMANCE EARLY IN THE PERIOD WAS SIGNIFICANTLY IMPACTED BY THE PORTFOLIO'S ALLOCATION TO HIGH QUALITY SECURITIES, AS THESE SECURITIES WERE AMONG THE BEST PERFORMERS IN 2002. LATER IN THE PERIOD, THE PORTFOLIO'S LOWER SENSITIVITY TO INTEREST RATE CHANGES VERSUS ITS PEERS WAS OFFSET BY THE PORTFOLIO'S HIGH LEVEL OF INCOME AND A STRUCTURE THAT FOCUSED ON INTERMEDIATE MATURITIES. THE PORTFOLIO'S ALLOCATION TO INTERMEDIATE MATURITIES BENEFITED PERFORMANCE AS THE STRONGEST PERFORMING SEGMENT OF THE YIELD CURVE DURING THE FIRST QUARTER OF 2003 WAS CONCENTRATED AROUND 15-YEAR MATURITIES.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME PORTFOLIO AND LEHMAN BROTHERS MUNICIPAL BOND INDEX AT EACH SEMI-ANNUAL PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                   LEHMAN BROTHERS
      INSTITUTIONAL CLASS  SERVICE CLASS  INVESTOR A CLASS  INVESTOR B CLASS  INVESTOR C CLASS  MUNICIPAL BOND INDEX
Nov-87     $10,000            $10,000          $9,599           $10,000           $10,000             $10,000
Dec-87     $10,091            $10,089          $9,683           $10,081           $10,081             $10,145
Mar-88     $10,360            $10,349          $9,929           $10,318           $10,318             $10,494
Jun-88     $10,542            $10,523         $10,092           $10,467           $10,467             $10,697
Sep-88     $10,670            $10,643         $10,202           $10,562           $10,562             $10,972
Dec-88     $10,803            $10,768         $10,318           $10,662           $10,662             $11,175
Mar-89     $10,834            $10,791         $10,335           $10,659           $10,659             $11,249
Jun-89     $11,257            $11,204         $10,726           $11,042           $11,042             $11,915
Sep-89     $11,299            $11,237         $10,753           $11,049           $11,049             $11,923
Dec-89     $11,675            $11,603         $11,098           $11,383           $11,383             $12,380
Mar-90     $11,779            $11,697         $11,184           $11,449           $11,449             $12,436
Jun-90     $11,909            $11,818         $11,294           $11,541           $11,541             $12,726
Sep-90     $11,975            $11,874         $11,343           $11,569           $11,569             $12,734
Dec-90     $12,544            $12,429         $11,869           $12,082           $12,082             $13,283
Mar-91     $12,764            $12,638         $12,063           $12,258           $12,258             $13,583
Jun-91     $13,013            $12,875         $12,284           $12,459           $12,459             $13,873
Sep-91     $13,321            $13,170         $12,560           $12,715           $12,715             $14,412
Dec-91     $13,701            $13,535         $12,903           $13,037           $13,037             $14,896
Mar-92     $13,747            $13,570         $12,931           $13,042           $13,042             $14,941
Jun-92     $14,121            $13,929         $13,267           $13,356           $13,356             $15,508
Sep-92     $14,436            $14,229         $13,547           $13,612           $13,612             $15,920
Dec-92     $14,725            $14,503         $13,802           $13,842           $13,842             $16,209
Mar-93     $15,120            $14,881         $14,156           $14,171           $14,171             $16,811
Jun-93     $15,483            $15,227         $14,479           $14,467           $14,467             $17,361
Sep-93     $15,971            $15,695         $14,918           $14,878           $14,878             $17,947
Dec-93     $16,131            $15,841         $15,050           $14,981           $14,981             $18,199
Mar-94     $15,425            $15,136         $14,375           $14,282           $14,282             $17,200
Jun-94     $15,625            $15,321         $14,543           $14,423           $14,423             $17,391
Sep-94     $15,768            $15,449         $14,659           $14,511           $14,511             $17,510
Dec-94     $15,605            $15,278         $14,491           $14,317           $14,317             $17,258
Mar-95     $16,444            $16,087         $15,252           $15,041           $15,041             $18,479
Jun-95     $16,828            $16,451         $15,590           $15,346           $15,346             $18,925
Sep-95     $17,283            $16,883         $15,992           $15,713           $15,713             $19,469
Dec-95     $17,704            $17,281         $16,363           $16,046           $16,046             $20,272
Mar-96     $17,649            $17,215         $16,294           $15,949           $15,949             $20,028
Jun-96     $17,704            $17,256         $16,325           $15,950           $15,950             $20,181
Sep-96     $17,997            $17,528         $16,576           $16,164           $16,164             $20,646
Dec-96     $18,344            $17,853         $16,876           $16,426           $16,426             $21,172
Mar-97     $18,380            $17,874         $16,889           $16,408           $16,408             $21,123
Jun-97     $18,833            $18,301         $17,285           $16,762           $16,762             $21,851
Sep-97     $19,288            $18,730         $17,682           $17,115           $17,115             $22,510
Dec-97     $19,691            $19,107         $18,030           $17,419           $17,419             $23,120
Mar-98     $19,861            $19,257         $18,164           $17,516           $17,516             $23,386
Jun-98     $20,195            $19,566         $18,448           $17,757           $17,757             $23,741
Sep-98     $20,828            $20,165         $19,005           $18,260           $18,260             $24,471
Dec-98     $20,941            $20,258         $19,085           $18,303           $18,303             $24,618
Mar-99     $21,055            $20,354         $19,167           $18,346           $18,346             $24,837
Jun-99     $20,667            $19,964         $18,792           $17,953           $17,953             $24,398
Sep-99     $20,573            $19,858         $18,684           $17,817           $17,817             $24,299
Dec-99     $20,435            $19,710         $18,537           $17,643           $17,643             $24,110
Mar-00     $20,840            $20,085         $18,882           $17,938           $17,976             $24,816
Jun-00     $21,095            $20,338         $19,111           $18,122           $18,141             $25,192
Sep-00     $21,531            $20,721         $19,463           $18,422           $18,459             $25,801
Dec-00     $22,227            $21,374         $20,068           $18,959           $19,016             $26,929
Mar-01     $22,761            $21,872         $20,527           $19,357           $19,395             $27,527
Jun-01     $22,919            $22,007         $20,645           $19,432           $19,469             $27,706
Sep-01     $23,449            $22,522         $21,098           $19,821           $19,878             $28,484
Dec-01     $23,204            $22,247         $20,853           $19,554           $19,591             $28,310
Mar-02     $23,555            $22,567         $21,122           $19,769           $19,827             $28,577
Jun-02     $24,228            $23,195         $21,723           $20,294           $20,331             $29,623
Sep-02     $24,715            $23,643         $22,134           $20,640           $20,676             $31,030
Dec-02     $24,787            $23,718         $22,172           $20,636           $20,694             $31,030
Mar-03     $25,006            $23,910         $22,342           $20,756           $20,792             $31,402

                        FOR PERIOD ENDING MARCH 31, 2003

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 Year       3 Year      5 Year       10 Year      From Inception
                                    ------       ------      ------       -------      --------------
  Institutional Class                6.17%       6.27%        4.72%        5.16%            6.16%
  Service Class                      5.95%       5.98%        4.42%        4.86%            5.85%
  Investor A Class (Load Adjusted)   1.50%       4.33%        3.38%        4.24%            5.38%
  Investor A Class (NAV)             5.78%       5.77%        4.23%        4.67%            5.66%
  Investor B Class (Load Adjusted)   0.49%       3.91%        3.11%        3.89%            4.88%
  Investor B Class (NAV)             4.99%       4.98%        3.45%        3.89%            4.88%
  Investor C Class (Load Adjusted)   3.87%       4.97%        3.49%        3.91%            4.89%
  Investor C Class (NAV)             4.87%       4.97%        3.49%        3.91%            4.89%

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 8 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the Portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the Portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees after February 1, 2004. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS -- 83.0%
ALABAMA -- 2.3%
   Alabama Hsg. Fin. Auth. Sgl. Fam. Mtg.
     Rev., Cltrl. Home Mtg. Bd. Prj.,
     Ser. 94B-1
     6.65%                         10/01/25         $   920        $    953,957
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                         09/01/16           1,000           1,126,390
   Alabama St. Pub. Sch. & Coll. Auth.
     Cap. Imp. Rev., Ser. 99C
     5.75%                         07/01/18           3,000           3,379,110
   Courtland Ind. Dev. Rev., Champion Intl.
     Corp. Prj., Ser. 92
     7.20%                         12/01/13           1,000           1,034,840
   Courtland Ind. Dev. Solid Waste Disp.
     Rev., Champion Intl. Corp. Prj.,
     Ref. Ser. 99 AMT
     6.00%                         08/01/29           1,500           1,484,325
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                         02/01/09             680             739,065
                                                                   ------------
                                                                      8,717,687
                                                                   ------------
ALASKA -- 0.7%
   Alaska Ind. Dev. & Expt. Auth.
     Revolving Fd. Rev., Ser. 97A AMT
     6.00%                         04/01/07           2,500           2,826,600
                                                                   ------------
ARIZONA -- 0.1%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                         07/01/03             340             347,504
                                                                   ------------
CALIFORNIA -- 3.3%
   California Hsg. Fin. Agcy. Rev., Home
     Mtg. Prj., Ser. 01 AMT
     6.10%(c)                      08/01/21           2,415             809,870
   California St. G.O., Ser. 90
     6.50%                         11/01/06             340             389,650
   Foothill Eastern Corridor Agcy. Toll Rd.
     Rev., Ref. Ser. 99
     5.75%                         01/15/40           8,500           8,559,585
   Los Altos Sch. Dist. Cap. Apprec. G.O.,
     Ser. 01B
     5.87%(c)                      08/01/21           3,380           1,261,856
   Los Angeles G.O., Prerefunded Ser.
     94A
     5.80%                         09/01/04             340             369,159
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Prerefunded Ser. 92C
     5.75%                         11/15/09             430             440,926
   Stockton-East Wtr. Dist. Rev., Ref. Ser.
     02B
     6.12%(c)                      04/01/28           4,495           1,037,131
                                                                   ------------
                                                                     12,868,177
                                                                   ------------
COLORADO -- 0.5%
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Prerefunded Ser. 86
     7.16%(c)                      08/31/04             900             882,828
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Prerefunded Ser. 86E-470
     6.90%                         08/31/05             750             869,400
                                                                   ------------
                                                                      1,752,228
                                                                   ------------

                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
DISTRICT OF COLUMBIA -- 0.0%
   District of Columbia G.O.,
     Prerefunded Ser. 93A-1
     6.00%                         06/01/11         $    50        $     59,233
                                                                   ------------
FLORIDA -- 4.1%
   Florida St. Bd. of Ed. Cap. Outlay G.O.,
     Ref. Ser. 00D
     5.75%                         06/01/22           7,800           8,655,192
   Greater Orlando Aviation Auth. Arpt.
     Facs. Rev., Ser. 02A
     5.13%                         10/01/32             500             507,835
   Hillsborough Cnty. Ind. Dev. Auth.
     Exempt Fac. Rev., Nat. Gypsum Prj.,
     Ser. 00A AMT
     7.13%                         04/01/30           2,000           1,999,580
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                         07/01/28           3,000           1,794,840
   Tampa Wtr. & Swr. Rev., Ref. Ser. 02
     6.00%                      10/14-10/16           2,455           2,963,261
                                                                   ------------
                                                                     15,920,708
                                                                   ------------
GEORGIA -- 1.6%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                         01/01/10           1,000           1,179,500
   Cobb Cnty. & Marietta Wtr. Auth. Rev.,
     Ser. 02
     5.50%                         11/01/14           1,000           1,167,480
   Forsyth Cnty. Sch. Dist. G.O.,
     Ser. 92
     6.70%                         07/01/12           1,000           1,220,470
   Fulton Cnty. Fac. Corp. COP, Fulton
     Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                         11/01/18           1,000           1,100,590
   Georgia G.O., Ser. 92A
     6.00%                         03/01/04             340             355,059
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                         01/01/19           1,000           1,160,130
                                                                   ------------
                                                                      6,183,229
                                                                   ------------
HAWAII -- 1.2%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C AMT
     7.38%                         12/01/20             730             737,030
   Hawaii St. Hbr. Cap. Imp. Rev.,
     Ser. 97 AMT
     5.50%                         07/01/27           3,750           3,866,812
                                                                   ------------
                                                                      4,603,842
                                                                   ------------
ILLINOIS -- 4.8%
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                         01/01/05           1,335           1,341,929
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%(c)                      10/01/09              45              28,604
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                         11/01/22           9,905          10,427,786
   Cook Cnty. G.O., Prerefunded Ser. 96
     5.88%                         11/15/06           2,000           2,309,700
   Illinois G.O., Ser. 94
     5.50%                         08/01/06             680             727,158
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                         09/01/14           3,000           3,140,550


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Prerefunded
     Ser. 92C
     5.90%                         02/01/05         $   500        $    538,655
                                                                   ------------
                                                                     18,514,382
                                                                   ------------
LOUISIANA -- 1.7%
   Orleans Rev., Levee Dist. Pub. Imp.
     Prj., Ser. 86
     5.95%                         11/01/15           2,415           2,701,298
   Tobacco Settlement Fin. Corp. Rev.,
     Ser. 01B
     5.88%                         05/15/39           5,000           4,038,700
                                                                   ------------
                                                                      6,739,998
                                                                   ------------
MASSACHUSETTS -- 1.4%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%                         03/01/20           1,000           1,052,830
   Massachusetts St. Cons. Ln. G.O.,
     Ser. 01D
     5.50%                         11/01/20           1,000           1,132,380
   Massachusetts St. Hlth. & Edl. Facs.
     Auth. Rev., Newton-Wellesley Hosp.
     Prj., Ser. 97G
     6.13%                         07/01/15           1,000           1,138,700
   Massachusetts St. Wtr. Res. Auth. Rev.,
     Prerefunded Ser. 94A
     5.70%                         08/01/04             680             730,973
   New England Ed. Ln. Mktg. Corp. Rev.,
     Stud. Ln. Redemption Prj., Ser. 93F AMT
     5.63%                         07/01/04           1,350           1,415,448
                                                                   ------------
                                                                      5,470,331
                                                                   ------------
MICHIGAN -- 0.6%
   Huron Vy. Sch. Dist. G.O., Prerefunded
     Ser. 96
     5.88%                         05/01/07           2,000           2,288,480
                                                                   ------------
MISSOURI -- 1.3%
   Lake of The Ozarks Cmnty. Bldg. Corp.
     Sys. Rev., Ser. 98
     5.25%                         12/01/14           4,915           4,818,322
                                                                   ------------
NEBRASKA -- 0.3%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                         02/01/12           1,000           1,188,530
                                                                   ------------
NEW JERSEY -- 6.0%
   Garden St. Preservation Tr. Rev.,
     Ser. 03B
     5.15%(c)                      11/01/25          10,000           3,237,900
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Prerefunded
     Ser. 94A
     5.80%                         07/01/04             495             533,303
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 00A
     5.75%                         01/01/16           4,000           4,475,160
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Prerefunded Ser. 00A
     6.00%                         06/15/10          10,000          11,822,600


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. New York & New Jersey
     S.O. Rev., JFK Intl. Arpt. Term. Prj.,
     Ser. 97-6 AMT
     6.25%                         12/01/09         $ 2,680        $  3,054,611
                                                                   ------------
                                                                     23,123,574
                                                                   ------------
NEW MEXICO -- 0.4%
   Los Alamos Cnty. Util. Sys. Rev.,
     Ser. 94A
     5.80%                         07/01/06           1,500           1,605,915
                                                                   ------------
NEW YORK -- 5.7%
   New York City G.O., Prerefunded
     Ser. 94A
     6.00%                         08/01/05           1,000           1,064,950
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                         08/15/05             805             907,903
   New York City G.O., Ser. 96A
     6.00%                         08/01/05           2,000           2,170,040
   New York City G.O., Ser. 03I
     5.75%                         03/01/19           5,000           5,344,300
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                         08/15/09           3,035           3,331,398
   New York City Ind. Dev. Agcy. Rev.,
     Term. One Grp. Assoc. Prj., Ser. 94 AMT
     6.00%                      01/08-01/19             860             887,460
   New York City Transitional Fin. Auth.
     Rev., Ser. 02A
     5.25%                         11/01/11           3,300           3,707,517
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                         11/01/04           4,000           4,315,960
   New York St. Loc. Govt. Assistance
     Corp. Rev., Prerefunded Ser. 95A
     5.70%                         04/01/05             340             376,057
                                                                   ------------
                                                                     22,105,585
                                                                   ------------
NORTH CAROLINA -- 0.7%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                         01/01/04           1,000           1,031,050
     5.38%                         01/01/05           1,250           1,335,525
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                         01/01/10             300             349,410
                                                                   ------------
                                                                      2,715,985
                                                                   ------------
OHIO -- 0.3%
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Prerefunded Ser. 97 AMT
     6.00%                         03/01/07             565             626,619
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                         12/01/05             300             307,218
   Olentangy Loc. Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     5.85%                         12/01/04             340             373,062
                                                                   ------------
                                                                      1,306,899
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
OREGON -- 2.7%
   Clackamas Cnty. G.O., Sch. Dist.
     No. 62 Oregon City Prj., Ser. 00C
     5.50%                         06/15/20         $ 3,185        $  3,431,678
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                         01/01/25           7,500           6,843,750
                                                                   ------------
                                                                     10,275,428
                                                                   ------------
PENNSYLVANIA -- 11.2%
   Beaver Cnty. G.O., Prerefunded
     Ser. 96A
     5.75%                         10/01/06           1,000           1,136,470
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp. Prj.,
     Ser. 77
     6.00%                         05/01/07           2,060           2,060,206
   Dauphin Cnty. Gen. Auth. Rev., Hotel &
     Conf. Ctr. Hyatt Regency Prj., Ser. 98
     6.20%                      01/19-01/29           6,500           5,886,940
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                         12/15/20           2,400           2,664,312
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                         08/01/28           5,500           6,140,255
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     RITES PA-1041 Rev., Ser. 02B
     42.48%(b)                     01/01/26           1,000           2,516,200
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                         11/01/23           2,650           2,820,607
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                         09/01/09           4,250           4,619,622
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.88%                         01/01/15           3,450           3,588,759
     5.75%                         01/01/17           3,535           3,652,044
   Philadelphia Ind. Dev. Auth. Arpt. Fac.
     Rev., Aero Philadelphia LLC Prj.,
     Ser. 99 AMT
     5.25%                         01/01/09             870             807,995
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                         07/01/17           1,935           1,955,221
   Philadelphia Mun. Auth. Rev.,
     Ref. Ser. 93D
     6.13%                         07/15/08           1,000           1,032,850
   Philadelphia Sch. Dist. G.O.,
     Ser. 99C
     5.75%                         03/01/29           4,000           4,345,920
                                                                   ------------
                                                                     43,227,401
                                                                   ------------
PUERTO RICO -- 3.6%
   Children's Tr. Fd. Tobacco Settlement
     Rev., Ser. 02
     5.38%                         05/15/33           3,500           3,214,995
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES PA-782 Ser. 01G
     15.79%(b)                     10/01/40           3,985           5,209,750


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                         07/01/06         $ 1,000        $  1,150,140
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                         08/01/29           4,000           4,159,200
                                                                   ------------
                                                                     13,734,085
                                                                   ------------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. S.O., Prerefunded
     Ser. 93
     5.63%                         08/01/09             190             219,135
   Rhode Island Depositors Econ.
     Protection Corp. S.O., Unrefunded
     Ser. 93
     5.63%                         08/01/09             810             899,675
   Rhode Island St. Hlth. & Ed. Bldg. Corp.
     Rev., Hosp. Fin. Lifespan Oblig.
     Grp. Prj., Ser. 96
     5.50%                         05/15/16           2,000           2,172,920
                                                                   ------------
                                                                      3,291,730
                                                                   ------------
SOUTH DAKOTA -- 0.1%
   South Dakota St. Lease Rev., Trans.
     Cert. Prj., Ser. 93A
     6.38%                         09/01/05             500             555,735
                                                                   ------------
TENNESSEE -- 0.5%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%(b)                      09/01/24           1,800           1,874,088
                                                                   ------------
TEXAS -- 16.7%
   Brazos River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Co. Prj.,
     Prerefunded Ser. 95C AMT
     5.55%                         04/01/08           5,000           5,733,900
   Dallas Cnty. Util. & Cap. Apprec. Rev.,
     Ref. Ser. 99A
     6.19%(c)                      02/15/21          17,225           6,176,539
     6.21%(c)                      02/15/22          18,405           6,179,663
   Dallas Ind. Dev. Corp. Rev., CR/PL,
     Inc. Prj., Ser. 87 AMT
     7.50%                         09/01/10           1,900           1,980,674
   Dallas-Fort Worth Intl. Arpt. Fac. Imp.
     Corp. Rev., Ser. 99 AMT
     6.38%                         05/01/35           5,000             862,500
   Grand Prairie Indpt. Sch. Dist. G.O.,
     Prerefunded Ser. 00A
     5.80%                         08/15/11           4,925           5,783,132
   Grand Prairie Indpt. Sch. Dist. G.O.,
     Unrefunded Ser. 00A
     5.80%                         02/15/23              75              86,220
   Matagorda Cnty. Nav. Dist. No. 1 Rev.,
     Reliant Energy Prj., Ser. 99B AMT
     5.95%                         05/01/30          14,750          12,108,127
   Port Corpus Christi Auth. Rev.,
     Celanese Prj., Ser. 02B AMT
     6.70%                         11/01/30           5,000           5,149,750
   San Antonio Arpt. Rev., Prerefunded
     Ser. 91
     7.13%                         07/01/07           2,000           2,069,420

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   San Antonio Arpt. Rev., Unrefunded
     Ser. 91
     7.13%                         07/01/08         $ 2,645        $  2,736,808
   Spring Branch Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.95%                         02/01/05           2,245           2,429,068
   Texas Affordable Hsg. Corp.
     Multi-Family Hsg. Rev., Ser. 01A
     4.75%                         11/01/11           6,635           6,823,102
   Texas Wtr. Fin. Assist. G.O., Ref. Ser. 00
     5.75%                         08/01/22           3,445           3,804,003
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj.,
     Prerefunded Ser. 99A
     5.88%                         11/15/09           1,980           2,355,210
                                                                   ------------
                                                                     64,278,116
                                                                   ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Prerefunded
     Ser. 93
     6.05%                         06/15/06             340             342,968
   Salt Lake City Hosp. Rev., Prerefunded
     Ser. 88A
     8.13%                         05/15/15             100             134,040
                                                                   ------------
                                                                        477,008
                                                                   ------------
VIRGINIA -- 1.0%
   Hampton G.O., Prerefunded Ser. 95
     6.00%                         01/15/05             400             440,164
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%(c)                      08/15/23          15,300           2,435,301
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                         11/01/15           1,000           1,052,680
                                                                   ------------
                                                                      3,928,145
                                                                   ------------
WASHINGTON -- 6.7%
   King Cnty. G.O., Sch. Dist. No. 414
     Lake Washington Prj., Ser. 00
     5.75%                         12/01/14             500             571,845
   Pierce Cnty. G.O., Sch. Dist. No. 416
     White River Prj., Ser. 00
     6.00%                         12/01/13           5,345           6,213,563
   Washington St. G.O., Ser. 00B
     6.00%                         01/01/25          14,000          15,543,780
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                         07/01/06           3,000           3,381,090
                                                                   ------------
                                                                     25,710,278
                                                                   ------------
WEST VIRGINIA -- 0.1%
   West Virginia Pub. Energy Auth. Rev.,
     Morgantown Energy Assoc. Prj.,
     Ser. 90A AMT
     5.05%                         07/01/08             500             519,550
                                                                   ------------


                                                  PAR/SHARES
                                   MATURITY          (000)             VALUE
                                   --------       ----------       ------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 2.4%
   Badger Tobacco Asset Securitization
     Corp. of Wisconsin Rev., Ser. 02
     6.38%                         06/01/32         $10,000        $  8,933,100
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                         10/01/03             250             256,190
                                                                   ------------
                                                                      9,189,290
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $311,295,041)                                               320,218,063
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 4.6%
   Charter Mac Equity Issue Tr.
     6.63%(d)                      06/30/49           3,000           3,248,310
     7.60%(d)                      11/30/50           9,000           9,971,730
   MuniMae TE Bond Subs., LLC
     6.88%(d)                      06/30/49           4,000           4,384,000
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $15,985,548)                                                 17,604,040
                                                                   ------------
SHORT TERM INVESTMENTS -- 10.8%
   Atlanta Wtr. & Waste Wtr. Rev.,
     Ser. 02C DN
     1.15%(e)                      04/01/03           5,200           5,200,000
   Georgia Mun. Elec. Auth. Rev.,
     Ser. 00C DN
     1.00%(e)                      04/07/03           7,470           7,470,000
   Kansas Dept. Trans. Hwy. Rev.,
     Ser. 00B-2 DN
     1.16%(e)                      04/01/03           3,200           3,200,000
   New York City G.O., Ser. 94H-3 DN
     1.15%(e)                      04/01/03           2,400           2,400,000
   New York City Mun. Wtr. Fin. Auth. Rev.,
     Wtr. & Swr. Sys. Prj., Ser. 94G DN
     1.15%(e)                      04/01/03           1,000           1,000,000
   Orange Cnty. Florida Sch. Bd. COP,
     Ser. 00B DN
     1.15%(e)                      04/01/03           4,000           4,000,000
   Orange Cnty. Florida Sch. Bd. COP,
     Ser. 02B DN
     1.15%(e)                      04/01/03           2,500           2,500,000
   Wilmington Trust Tax-Free Money
     Market Fund                                     16,088          16,087,699
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $41,857,699)                                                 41,857,699
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $369,138,288(a))                              98.4%         379,679,802

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                          1.6%           6,143,093
                                                     ------        ------------
NET ASSETS (Applicable to 31,458,508
  Institutional shares, 1,558,950 Service
  shares, 799,297 Investor A shares,
  636,787 Investor B shares and
  256,956 Investor C shares outstanding)             100.0%        $385,822,895
                                                     ======        ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)


                                                                       VALUE
                                                                   ------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE SHARE
  ($367,009,217 / 33,017,458)                                            $11.12
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($8,881,378 / 799,297)                                                 $11.11
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($11.11 / 0.960)                                                       $11.57
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($7,076,748 / 636,787)                                                 $11.11
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,855,552 / 256,956)                                                 $11.11
                                                                         ======

------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $ 23,761,309
      Gross unrealized depreciation                                 (13,219,795)
                                                                   ------------
                                                                   $ 10,541,514
                                                                   ============

(b) Rates shown are the rates as of March 31, 2003.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 4.6% of its net assets, with a current market value of $17,604,040 in securities restricted as to resale.

(e) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS -- 92.8%
PENNSYLVANIA -- 84.1%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Hlth. Ctr. Univ. of Pittsburgh Med.
     Ctr. Prj., Ser. 97B
     6.00%                         07/01/25         $ 7,000        $  8,110,270
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Prerefunded Ser. 95A
     6.00%                         09/01/07           5,000           5,803,600
     6.20%                         09/01/07           1,000           1,169,090
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                         12/01/17          10,000          10,504,000
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                         05/01/17              15              15,600
   Beaver Cnty. Hosp. Auth. Rev.,
     Prerefunded Ser. 96A
     5.80%                         10/01/06           5,830           6,635,473
   Berks Cnty. G.O., Ser. 98
     5.38%                         11/15/28           6,685           6,984,020
   Bradford Area Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.80%                         10/01/05           1,465           1,622,854
   Bucks Cnty. G.O., Prerefunded Ser. 95
     5.88%                         05/01/05           1,575           1,717,459
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Prerefunded Ser. 77
     6.38%                         02/01/04             825             860,953
   Central Bucks Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     6.45%                         11/15/04           1,000           1,084,300
     6.70%                         11/15/04             500             544,145
   Crawford Central Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.75%                         02/15/05           1,585           1,711,879
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                         02/15/05           1,765           1,941,959
   Dauphin Cnty. Gen. Auth. Hlth. Sys.
     Rev., Pinnacle Hlth. Sys. Prj., Ser. 97
     5.50%                         05/15/17           3,500           3,750,215
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania Hosp.
     Prj., Ser. 92
     6.25%                         07/01/16           1,000           1,197,350
   Dauphin Cnty. Gen. Auth. Rev., Hotel &
     Conf. Ctr. Hyatt Regency Prj., Ser. 98
     6.20%                      01/19-01/29          20,575          18,093,504
   Dauphin Cnty. Gen. Auth. Rev.,
     Sch. Dist. Pooled Fin. Prj., Ser. 86
     5.50%                         06/01/26             550             614,344
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     5.60%(b)                      06/01/26             525             595,355
     5.70%(b)                      06/01/26             660             752,327
   Deer Lakes Sch. Dist. G.O., Ser. 95
     6.35%                         01/15/14           1,000           1,039,450
     6.45%                         01/15/19           1,300           1,354,379
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 00
     5.75%                         11/15/25           6,795           7,413,889
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                         08/15/15           6,480           6,932,434


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                         12/15/20         $ 3,735        $  4,146,336
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99 AMT
     6.00%                         06/01/29           3,400           3,727,760
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                         08/15/19           3,000           3,166,320
   Delaware Cnty. Rev., Prerefunded
     Ser. 95
     5.50%                         10/01/05           1,075           1,181,565
   Delaware River Port Auth. Pennsylvania
     & New Jersey Rev., Port Dist. Prj.,
     Ser. 99B
     5.70%                         01/01/22           8,930           9,747,184
   Delaware River Port Auth. Pennsylvania
     & New Jersey Rev., Ser. 99
     5.75%                         01/01/16           8,000           8,950,320
   Delaware River Port Auth. Pennsylvania
     & New Jersey RITES, Ser. 99
     18.83%(b)                     01/01/22          10,000          14,024,600
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     RITES PA-1041, Ser. 02A
     42.48%(b)                     01/01/26           2,000           5,032,400
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 96A
     5.90%                         04/15/16           2,540           2,804,846
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 97B
     5.60%                         07/01/17           2,000           2,323,320
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                         08/01/28          33,050          36,897,350
   Dover Area Sch. Dist. G.O.,
     Prerefunded Ser. 96
     5.75%                         04/01/06           2,445           2,732,141
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                         01/01/16             775             787,656
   Fairview Sch. Dist. G.O., Prerefunded
     Ser. 95
     6.00%                         02/15/05           1,000           1,084,640
   Harrisburg Auth. Wtr. Rev., Ser. 94
     5.30%                         08/11/16          14,300          14,611,168
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas Corp.
     Prj., Ser. 95A
     6.00%                         06/01/06           1,000           1,129,130
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                         06/01/06           1,515           1,522,302
   Kennett Cons. Sch. Dist. G.O., Ser. 02A
     5.50%                         02/15/14           1,245           1,400,438
   Lancaster Area Swr. Auth. Swr. Rev.,
     Ser. 98
     5.25%                         04/01/21           8,480           8,742,541
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                         11/15/08             500             523,785
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Prerefunded Ser. 94
     6.90%                         11/15/04           1,000           1,092,330
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                         11/15/04             355             373,428
     5.65%                         11/15/05             760             796,974


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                         11/01/09         $ 3,000        $  3,349,200
     6.00%                         11/01/18           2,000           2,181,380
   Ligonier Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 94
     5.65%                         03/01/04           2,000           2,082,800
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Prerefunded Ser. 96
     5.60%                         07/15/06           4,720           5,303,675
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj., Ser. 95
     5.38%                         11/15/10           6,480           7,016,738
   McKeesport Area Sch. Dist. G.O.,
     Prerefunded Ser. 96A
     5.75%                         10/01/06           1,750           1,988,822
   Methacton Sch. Dist. Auth. Rev.,
     Prerefunded Ser. 78
     6.50%                         10/01/06             475             550,981
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Coll. Rev., Beaver Coll.
     Prj., Ser. 96
     5.75%                         04/01/12           1,690           1,893,020
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                         10/01/27           9,000           9,217,440
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Rev., Pottstown Hlth. Care
     Corp. Prj., Ser. 98
     5.00%                         01/01/16           6,235           6,541,201
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                         07/01/12           1,950           2,089,542
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                         09/01/23           2,000           2,078,600
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                         08/15/16           3,245           3,453,167
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj., Ser. 94A
     6.50%                         01/01/07           1,000           1,091,860
   Northgate Sch. Auth. Bldg. Rev., Ser. 78
     6.38%                         02/15/07             825             953,304
   Parkland Sch. Dist. Rev., Prerefunded
     Ser. 96
     5.75%                         03/01/06           2,910           3,242,438
   Pennsbury Sch. Dist. G.O.,
     Prerefunded Ser. 94
     6.65%                         08/15/04             685             736,224
   Pennsbury Sch. Dist. G.O., Ser. 02
     5.50%                      01/18-01/19           4,625           5,107,911
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 89A
     6.70%                         09/01/16           1,000           1,249,750
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                         09/01/09          12,465          13,549,081
   Pennsylvania Econ. Dev. Fin. Auth. Sch.
     Rev., Baldwin Sch. Prj., Ser. 94A
     6.35%                         04/01/04             205             214,028
   Pennsylvania Fin. Auth. Rev., Mun. Cap.
     Imp. Prj., Ser. 93
     6.60%                         11/01/09          20,805          21,902,672


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania G.O., Prerefunded Ser. 94
     5.50%                         06/15/04         $ 1,000        $  1,067,470
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Rev., Cap. Acquisition Prj.,
     Prerefunded Ser. 00
     5.88%                         12/15/10          16,400          19,433,672
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                         12/01/10           3,735           3,902,627
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                         01/01/22          13,165          13,461,081
   Pennsylvania Hsg. Fin. Agcy.
     Multi-Family FHA Ins. Rev.,
     Ref. Ser. 92
     8.10%                         07/01/13           2,000           2,021,700
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 56A AMT
     6.15%                         10/01/27           5,000           5,189,850
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98 AMT
     5.50%(c)                      04/01/30          13,300           3,049,424
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99 AMT
     5.85%                         10/01/18           1,000           1,053,230
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ref. Ser. 66A AMT
     5.65%                         04/01/29          10,000          10,257,900
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                         04/01/17           1,000           1,033,190
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94B AMT
     6.88%                         10/01/24             805             828,506
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 96A AMT
     6.05%                         10/01/16           2,500           2,617,400
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool Prj., Ser. 94
     6.00%                         09/01/06           1,930           2,194,931
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                         06/15/04             500             535,250
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                         06/15/12           1,000           1,103,490
     5.50%                      06/16-06/20          10,500          11,318,055
   Pennsylvania St. Dept. Gen. Svcs. COP,
     Ser. 01
     4.00%                      05/04-11/04           3,535           3,664,016
     4.25%                      05/05-11/05           3,685           3,911,059
     4.50%                      05/10-11/10           4,590           4,955,670
     5.00%                      05/11-11/14          18,695          20,369,188
     5.25%                      05/15-05/16           7,740           8,474,173
   Pennsylvania St. Fin. Auth. Cmnty. Coll.
     Rev., Beaver Cnty. Coll. Prj.,
     Prerefunded Ser. 94A
     5.88%                         12/01/04             825             889,367
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr Coll.
     Prj., Prerefunded Ser. 95
     6.00%                         12/01/05           1,200           1,367,136


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Lafayette Coll.
     Prj., Ser. 00
     6.00%                         05/01/30         $   155        $    172,332
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 97G
     5.13%                         06/15/24          10,355          10,630,443
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ. Prj.,
     Ser. 98
     5.50%                         07/15/38           9,500           9,970,725
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.75%                         01/01/17          12,250          12,655,598
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                         01/01/06           1,000           1,137,730
     6.00%                         01/01/12           4,000           4,207,440
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 02
     5.50%                         07/01/16           8,000           9,011,040
   Pennsylvania St. Infra. Investment Auth.
     Rev., Ser. 90
     6.45%                         09/01/04           1,600           1,639,312
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 94A
     5.88%                         12/01/04             500             548,825
   Pennsylvania St. Tpke. Comm. Rev.,
     Ref. Ser. 01
     5.50%                      06/08-12/13           7,000           8,002,330
     5.00%                         06/01/10           2,100           2,330,391
   Pennsylvania Trafford Dist. G.O.,
     Prerefunded Ser. 94
     5.85%                         05/01/04           1,000           1,051,080
   Philadelphia Auth. Dev. Lease Rev.
     Ser. 01B
     5.25%                         10/01/09           1,750           1,981,910
   Philadelphia G.O., Prerefunded
     Ser. 94B
     5.90%                         11/15/04           1,620           1,775,520
   Philadelphia G.O., Ser. 93A
     5.25%                         05/15/04             300             307,410
   Philadelphia G.O., Unrefunded Ser. 94
     5.90%                         11/15/09             980           1,065,407
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                         07/01/04           5,000           5,258,300
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                         08/01/24           2,900           2,974,443
   Philadelphia Gas Works Rev., Ser. 01
     5.50%                      08/14-08/18           7,415           8,192,699
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                         06/01/14             500             512,895
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                         01/01/07           1,235           1,319,029
     5.60%                         01/01/08           1,245           1,331,826


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Prerefunded
     Ser. 96B
     5.00%                         07/01/06         $ 4,590        $  5,151,357
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian
     Med. Ctr. Prj., Ser. 93
     6.10%                         12/01/03           1,000           1,031,810
   Philadelphia Ind. Dev. Auth. Rev.,
     American Coll. of Physicians Prj.,
     Ser. 00
     5.50%                      06/20-06/25          14,685          15,606,843
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                         11/15/12           3,945           4,365,024
     5.50%                         11/15/16           1,650           1,826,732
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.50%                         07/01/10           1,035           1,065,077
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                         07/15/08           2,650           2,737,053
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.20%                         11/15/04           4,000           4,178,400
     5.63%                         11/15/14           2,600           2,714,894
   Philadelphia Pk. Auth. Rev.,
     Arpt. Pk. Prj., Ser. 99
     5.63%                         09/01/18           4,430           4,934,045
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                         09/01/15           5,900           6,334,889
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                      09/13-09/17           5,885           6,592,578
   Philadelphia Regl. Port. Auth. Lease
     Rev., Ser. 93
     6.20%                         09/01/20           2,000           2,067,300
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     5.80%                         07/01/04           1,910           2,038,963
     5.85%                         07/01/04           1,710           1,830,726
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 95B
     5.50%                         09/01/05           4,500           5,024,025
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                      09/04-09/06           8,240           8,985,317
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                         09/01/18           4,890           5,275,919
   Philadelphia Sch. Dist. G.O., Ser. 99C
     5.75%                         03/01/29          11,000          11,951,280
   Philadelphia Sch. Dist. G.O., Ser. 00A
     5.75%                      02/12-02/13          10,215          11,658,511
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                         09/01/04           5,790           6,095,249
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Prerefunded Ser. 93
     5.50%                         06/15/03           1,055           1,085,384
     5.75%                         06/15/03             620             638,166
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                      06/07-06/15          12,345          13,389,885
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                         08/01/22          10,155          10,373,637

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                         06/15/13         $ 2,545        $  2,617,074
   Pittsburgh G.O., Ser. 96A
     6.00%                         03/01/05           8,225           8,914,749
   Pittsburgh Sch. Dist. G.O.,
     Prerefunded Ser. 97
     5.50%                         09/01/05           4,500           4,936,995
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                         09/01/21           3,000           3,065,550
   Pleasant Vy. Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.60%                         11/15/05           1,180           1,307,204
   Pleasant Vy. Sch. Dist. G.O.,
     Unrefunded Ser. 95
     5.60%                         11/15/14             205             222,515
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                         11/01/16           1,360           1,477,871
   Punxsutawney Area Sch. Dist. G.O.,
     Prerefunded Ser. 95
     5.80%                         04/15/05           1,000           1,088,110
   Ringgold Sch. Dist. Rev., Prerefunded
     Ser. 95
     6.20%                         02/01/05             500             543,245
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Prerefunded Ser. 96
     5.50%                         02/15/06           3,725           4,118,211
   Riverside Sch. Dist. G.O., Ser. 00
     5.50%                         10/15/25           3,300           3,504,699
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med. Ctr.
     Prj., Ref. Ser. 98A
     5.25%                         07/01/04           2,215           2,325,152
   Solanco Sch. Dist. G.O., Prerefunded
     Ser. 94
     6.30%                         02/15/04             500             522,490
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                         07/01/16           4,000           4,281,480
   Southeastern Pennsylvania Trans.
     Auth. Rev., Prerefunded Ser. 95
     5.75%                         03/01/05           1,285           1,402,796
     5.88%                         03/01/05           1,230           1,345,644
   Southeastern Pennsylvania Trans.
     Auth. Rev., Ser. 97
     5.55%                         03/01/13           3,500           3,916,920
     5.38%                         03/01/17           6,270           6,839,316
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                         02/01/18          10,010          10,417,807
   Tarentum Gtd. Elec. Rev., Prerefunded
     Ser. 93
     5.88%                         09/01/03             750             764,798
   Unionville-Chadds Ford Sch. Dist. G.O.,
     Prerefunded Ser. 93
     5.60%                         06/01/03           1,000           1,007,200
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                         02/15/04              30              30,733
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                         12/01/29          13,250          15,727,088


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                         04/01/14         $ 2,500        $  2,736,225
   West Mifflin Sanit. Swr. Mun. Auth.
     Swr. Rev., Prerefunded Ser. 96
     5.70%                         08/01/06           1,445           1,630,697
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys.
     Prj., Ser. 93A
     6.00%                         07/01/11             200             206,140
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                         07/01/03           1,000           1,002,060
   Westview Mun. Auth. S.O. Rev., Ser. 85
     9.25%                         11/15/05             750             846,120
   Williamsport Area Sch. Dist. Auth. Rev.,
     Ser. 78
     6.00%                         03/01/07              90             101,019
   Wilson Sch. Dist. G.O., Prerefunded
     Ser. 97
     5.50%                         05/15/07           8,015           9,063,843
                                                                   ------------
                                                                    754,733,102
                                                                   ------------
PUERTO RICO -- 8.1%
   Children's Tr. Fd. Tobacco Settlement
     Rev., Ser. 02
     5.38%                         05/15/33          19,000          17,452,830
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                      07/11-07/12          22,000          25,500,520
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                     10/01/16             400             579,608
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                     10/01/17             500             743,510
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                     10/01/18             500             733,770
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                     10/01/19             690             976,474
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                     10/01/20             250             349,015
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                     10/01/24             250             326,225
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Prerefunded Ser. 95X
     6.00%                         07/01/05           5,000           5,610,400
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                         08/01/18           6,500           7,236,710
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                         08/01/29          12,500          12,997,500
                                                                   ------------
                                                                     72,506,562
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 0.6%
   Tobacco Settlement Fdg. Corp. Rev.,
     Ser. 01
     4.40%(c)                      05/15/09         $ 1,030        $    822,702
     4.50%(c)                      05/15/10           1,100             856,746
     4.60%(c)                      05/15/11           1,165             895,524
     4.75%(c)                      05/15/12           1,240             940,714
     4.85%(c)                      05/15/13           1,135             847,902
     4.95%(c)                      05/15/14           1,205             893,953
                                                                   ------------
                                                                      5,257,541
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $767,669,815)                                               832,497,205
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 6.0%
   Charter Mac Equity Issue Tr.
     6.63%(d)                      06/30/49          25,000          27,069,250
     7.60%(d)                      11/30/50          10,000          11,079,700
   MuniMae TE Bond Subs., LLC
     6.88%(d)                      06/30/49           4,000           4,384,000
     7.75%(d)                      06/30/50          10,000          11,161,900
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $48,376,282)                                                 53,694,850
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $816,046,097(a))                              98.8%         886,192,055

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                       1.2%          11,079,323
                                                     ------        ------------
NET ASSETS (Applicable to 75,310,204
  Institutional shares, 542,093 Service
  shares, 3,466,446 Investor A shares,
  2,543,278 Investor B shares and
  148,793 Investor C shares outstanding)             100.0%        $897,271,378
                                                     ======        ============


                                                                      VALUE
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL AND
  INVESTOR A SHARE
  ($862,103,774 / 78,776,650)                                            $10.94
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($5,925,839 / 542,093)                                                 $10.93
                                                                         ======
OFFERING PRICE PER
  INSTITUTIONAL SHARE                                                    $10.94
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.94 / 0.960)                                                       $11.40
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($27,620,689 / 2,543,278)                                              $10.86
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,621,076 / 148,793)                                                 $10.89
                                                                         ======

------------------
(a) Cost for Federal income tax purposes is $816,184,680. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $73,391,141
      Gross unrealized depreciation                                  (3,383,766)
                                                                    -----------
                                                                    $70,007,375
                                                                    ===========

(b) Rates shown are the rates as of March 31, 2003.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 6.0% of its net assets, with a current market value of $53,694,850 in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS -- 91.4%
NEW JERSEY -- 77.9%
   Atlantic City COP, Pub. Fac. Lease
     Agreement Prj., Ser. 91
     7.30%                         03/01/04         $ 1,535        $  1,621,160
   Brigantine G.O., Ser. 92
     6.25%                         08/01/03             730             740,045
   Delaware River Port Auth.
     Pennsylvania & New Jersey
     RITES PA-611, Ser. 00
     14.05%(b)                     01/01/26           5,000           6,321,300
   Dover Twp. G.O., Ser. 92
     6.00%                         10/15/03           1,000           1,024,500
     6.10%                         10/15/04             540             552,690
   Edison Twp. G.O., Ser. 91
     6.50%                         06/01/04             930             986,311
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Prerefunded
     Ser. 94
     6.90%                         12/01/04             500             557,235
   Garden St. Preservation Tr. Cap.
     Apprec. Rev., Ser. 03B
     5.17%(c)                      11/01/24          10,000           3,432,600
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Pk. Prj.,
     Ser. 94A
     6.20%                         09/15/11           1,250           1,302,187
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                         12/15/07             625             640,287
   Jersey City G.O., Ser. 96A
     6.00%                         10/01/05           1,655           1,836,239
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                         08/15/11             169             208,110
   Lacey Twp. Wtr. Auth. Rev.,
     Prerefunded Ser. 93
     6.00%                         12/01/03           1,000           1,052,370
   Middlesex Cnty. Imp. Auth. Rev.,
     New Brunswick Apts. Rental Hsg.
     Prj., Ser. 02 AMT
     5.15%                         02/01/24           3,000           3,044,190
   Middlesex Cnty. Imp. Auth. Rev.,
     Ser. 96
     5.80%                         09/15/13           1,725           1,935,778
   Morristown Cnty. G.O., Ser. 95
     6.40%                         08/01/14             500             560,305
   New Jersey Econ. Dev. Auth. Lease
     Rev., Ser. 00
     6.00%                         06/01/21           4,780           5,408,427
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Prerefunded
     Ser. 94A
     5.80%                         07/01/04           6,790           7,319,090
   New Jersey Econ. Dev. Auth. Rev.,
     Kapkowski Rd. Landfill Prj., Ser. 02
     6.50%                         04/01/28           2,500           2,805,425
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                         06/15/08           4,440           4,981,991
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 99
     6.20%                         12/01/24           3,000           3,322,110
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj., Ser. 97A
     5.63%(c)                      07/01/23           4,000           1,487,360


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Prerefunded Ser. 96E
     5.88%                         07/01/06         $ 2,185        $  2,491,643
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth. Sys. Prj.,
     Ser. 01
     5.50%                         07/01/21           2,000           2,038,680
     5.63%                         07/01/31             955             966,670
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%                         07/01/07           2,595           2,896,487
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 00A
     5.50%                         03/01/20           5,000           5,392,400
   New Jersey St. Edl. Facs. Auth. Rev.,
     Ser. 02
     5.25%                         07/01/32           3,000           3,017,280
   New Jersey St. G.O., Ser. 86B
     6.25%                         01/15/04             860             894,778
   New Jersey St. G.O., Ser. 00
     5.75%                         05/01/12           2,500           2,916,200
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 00B
     6.25%                         11/01/26           2,000           2,134,840
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                         01/01/10             750             869,783
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.50%                         01/01/16           4,000           4,929,775
   New Jersey St. Trans. Tr. Fd. Admin.
     Grant Rev., Prerefunded Ser. 00A
     6.13%                         09/15/09           2,500           2,963,075
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 94A
     6.25%                         12/15/03           1,000           1,036,150
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Prerefunded Ser. 00A
     6.00%                         06/15/10           2,500           2,955,650
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Prerefunded Ser. 01B
     6.00%                         12/15/11           2,500           2,987,925
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 99A
     5.75%                         06/15/20           2,820           3,283,411
   New Jersey St. Waste Wtr. Trtmnt.
     Tr. Rev., Ser. 96C
     6.25%                      05/03-05/06           5,955           6,427,256
   New Jersey Tobacco Settlement Fin.
     Corp. Rev., Ser. 02
     6.13%                         06/01/42           5,000           4,184,800
   Newark Bd. of Ed. G.O., Prerefunded
     Ser. 94
     5.88%                         12/15/04           1,000           1,099,450
   North Hudson Swr. Auth. Rev., Ser. 01A
     5.41%(c)                      08/01/21           5,000           2,097,400
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                         07/01/03             860             869,279

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                         07/15/06         $   755        $    779,432
   Northwest Bergen Cnty. Util. Auth.
     Sys. Rev., Ser. 92
     6.00%                         07/15/07             860             888,070
   Ocean Cnty. G.O., Ser. 91
     6.38%                         04/15/03             430             430,748
   Ocean Cnty. Util. Auth. Rev.,
     Prerefunded Ser. 95A
     6.30%                         01/01/05           1,005           1,098,616
   Point Pleasant G.O., Ser. 95
     5.70%                         12/01/03             500             515,270
   Port Auth. New York & New Jersey Rev.,
     Ser. 95 AMT
     5.75%                         11/01/09           3,275           3,511,226
   Port Auth. New York & New Jersey S.O.
     Rev., JFK Intl. Arpt. Term. Prj.,
     Ser. 97-6 AMT
     6.25%                         12/01/09           7,000           7,978,460
     5.75%                         12/01/22           2,000           2,175,440
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                         12/01/03             500             507,050
                                                                   ------------
                                                                    125,476,954
                                                                   ------------
PUERTO RICO -- 13.5%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Prerefunded Ser. 00B
     6.00%                         07/01/10           3,000           3,584,490
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                         07/01/29           2,000           2,224,400
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 02D
     5.38%                         07/01/36           1,000           1,031,390
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                     10/01/16             400             579,608
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                     10/01/17             500             743,510
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                     10/01/18             500             733,770
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                     10/01/19             650             919,867
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                     10/01/20             250             349,015
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                     10/01/24             250             326,225
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES PA-569, Ser. 99
     10.81%(b)                     07/01/07           2,000           2,465,940
   Puerto Rico Cmwlth. Pub. Imp. G.O.,
     Prerefunded Ref. Ser. 00
     5.75%                         07/01/10           3,000           3,522,780


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                         08/01/29         $ 5,000        $  5,199,000
                                                                   ------------
                                                                     21,679,995
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $133,205,917)                                               147,156,949
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 7.5%
   Charter Mac Equity Issue Tr.
     6.63%(d)                      06/30/49           1,000           1,082,770
     7.60%(d)                      11/30/50           4,000           4,431,880
   MuniMae TE Bond Subs., LLC
     6.88%(d)                      06/30/49           4,000           4,384,000
     7.75%(d)                      06/30/50           2,000           2,232,380
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,991,329)                                                 12,131,030
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $144,197,246(a))                              98.9%         159,287,979

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                       1.1%           1,785,669
                                                     ------        ------------
NET ASSETS (Applicable to 10,519,609
  Institutional shares, 1,383,113 Service
  shares, 582,112 Investor A shares,
  921,740 Investor B shares and
  145,125 Investor C shares outstanding)             100.0%        $161,073,648
                                                     ======        ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2003 (UNAUDITED)                                      VALUE
                                                                   ------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE
  SHARE
  ($141,480,523 / 11,902,722)                                            $11.89
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($6,917,268 / 582,112)                                                 $11.88
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.88 / 0.960)                                                       $12.38
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($10,947,468 / 921,740)                                                $11.88
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,728,389 / 145,125)                                                 $11.91
                                                                         ======



------------------
(a) Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
    appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $15,581,473
      Gross unrealized depreciation                                    (490,740)
                                                                    -----------
                                                                    $15,090,733
                                                                    ===========

(b) Rates shown are the rates as of March 31, 2003.

(c) The rate shown is the effective yield on the zero coupon bonds.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 7.5% of its net assets, with a current market value of $12,131,030 in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS -- 88.5%
OHIO -- 68.5%
   Akron G.O., Ser. 01
     5.50%                         12/01/21         $ 1,000        $  1,080,800
   Akron Swr. Sys. Rev., Ser. 96
     5.88%                         12/01/16             500             564,735
   Brunswick G.O., Ser. 94
     6.30%                         12/01/14             210             228,774
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                         04/01/11             600             692,808
   Cleveland Apt. Sys. Rev., Prerefunded
     Ser. 94B
     5.70%                         01/01/04             150             158,109
   Cleveland COP, Cleveland Stadium Prj.,
     Ser. 97
     5.25%                         11/15/10           2,500           2,791,575
   Cleveland G.O., Prerefunded Ser. 94
     6.25%                         11/15/04           1,915           2,109,545
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                         09/15/06           1,275           1,451,498
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Prerefunded Ser. 94A
     6.30%                         11/15/04           4,000           4,409,560
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Ser. 94B
     6.10%                         11/15/03           1,000           1,030,950
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Prerefunded Ser. 97 AMT
     6.00%                         03/01/07             375             415,897
   Columbus G.O., Ser. 86
     7.38%                         07/01/06           1,000           1,172,130
   Columbus G.O., Ser. 94-2
     5.60%                         05/15/05           1,000           1,066,160
   Columbus G.O., Ser. 02
     5.00%                         06/15/12           2,975           3,254,114
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     AMT
     6.00%                         01/01/09             150             157,212
   Columbus Wtrwks. Enlargement No. 44
     G.O., Prerefunded Ser. 92
     6.00%                         05/01/03             500             511,905
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                         01/15/04           3,125           3,228,781
   Cuyahoga Cnty. Multi-Family Rev.,
     Ser. 02 AMT
     5.35%                         09/20/27           1,000           1,019,740
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                         12/01/14           1,000           1,302,870
   Greater Cleveland Regl. Trans. Auth.
     Cap. Imp. Rev., Ser. 01A
     5.13%                         12/01/21           1,000           1,043,840
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                         12/01/06           2,935           3,391,158
   Hamilton Cnty. Sales Tax Rev., Ser. 01B
     5.25%                         12/01/32           5,000           5,184,950
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                         12/01/10             200             224,168
   Lucas Cnty. G.O., Ser. 96
     6.00%                      12/03-12/05           2,810           2,942,291
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                         12/01/10           1,910           2,292,898


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Mason City Sch. Dist. G.O., Ser. 01
     5.38%                         12/01/18         $ 3,000        $  3,252,060
   Medina Cnty. G.O., Ser. 86
     7.25%                         12/01/03              50              52,032
   New Albany Cmnty. Auth. Fac. Rev.,
     Ser. 01B
     5.13%                         10/01/21           2,750           2,874,602
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                         12/01/06             100             116,863
   Northwestern Sch. Dist. Rev., Wayne &
     Ashland Cntys. Prj., Ser. 94
     7.20%                         12/01/10             300             378,006
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A AMT
     5.55%                         11/01/18             300             311,865
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                         10/01/04           2,000           2,180,620
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                         10/01/05           1,000           1,108,730
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                         10/01/07             450             518,445
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
     Ser. 94A
     5.75%                         06/15/14           1,000           1,129,660
   Ohio St. Env. Imp. Rev., USX Corp. Prj.,
     Ref. Ser. 99
     5.63%                         05/01/29           1,000             992,710
   Ohio St. Hgr. Ed. Cap. Fac. Rev.,
     Ser. 00 II-A
     5.00%                         12/01/03           1,000           1,025,810
   Ohio St. Hgr. Ed. Fac. Denison Univ.
     Rev., Ser. 01
     5.13%                         11/01/21           3,000           3,152,670
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                         10/01/04           1,000           1,063,250
   Ohio St. Univ. G.O., Ser. 02A
     5.25%                         12/01/18           3,290           3,576,789
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                         06/01/07           2,095           2,277,852
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Rev.,
     Ser. 02
     5.25%                         12/01/15           3,415           3,799,017
   Ohio St. Wtr. Dev. Auth. Rev., Pure Wtr.
     Prj., Ser. 92
     5.75%                         06/01/04             305             312,360
   Ohio St. Wtr. Dev. Auth. Rev., Steel-
     Cargill North Star Broken Hill Prj.,
     Ser. 95 AMT
     6.30%                         09/01/20             500             521,815
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. St. Match Prj.,
     Prerefunded Ser. 95
     5.70%                         06/01/05           1,300           1,431,469
   Ohio G.O., Prerefunded Ser. 95
     6.00%                         08/01/05             225             253,031
   Olentangy Sch. Dist. G.O., Prerefunded
     Ser. 95A
     6.00%                         12/01/04             225             247,433

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------         -------        ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Pickerington Loc. Sch. Dist. Fac. Constr.
     & Imp. Rev., Ser 01
     5.25%                         12/01/20         $ 1,000        $  1,065,290
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern Corp. Prj., Ser. 98
     5.30%(b)                      08/15/13           3,000           3,084,360
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                         12/01/18           2,500           2,610,425
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                         07/01/14             200             202,700
   Toledo G.O., Ser. 96
     6.00%                         12/01/06             500             573,300
   Trotwood-Madison City Sch. Dist. G.O.,
     Ser. 02
     5.00%                         12/01/30           4,000           4,071,520
   Univ. of Cincinnati Rev., Ser. 01A
     5.00%                         06/01/31           2,000           2,034,160
   Univ. of Toledo Rev., Ser. 02
     5.25%                         06/01/18           1,195           1,287,087
   West Muskingum Loc. Sch. Dist., Sch.
     Fac. Constr. & Imp. G.O. , Ser. 03
     5.00%                         12/01/24           3,000           3,075,930
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                         12/01/05           1,000           1,122,880
   Westlake G.O., Ser. 96
     6.40%                         12/01/08           1,560           1,817,977
                                                                   ------------
                                                                     93,249,186
                                                                   ------------
PUERTO RICO -- 20.0%
   Children's Tr. Fd. Tobacco Settlement
     Rev., Ser. 02
     5.38%                         05/15/33           4,000           3,674,280
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                         07/01/11           5,000           5,762,300
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. RITES, Ser. 98
     9.43%(b)                      07/01/18           5,000           5,744,100
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                     10/01/16             400             579,608
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                     10/01/17             500             743,510
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                     10/01/18             500             733,770
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                     10/01/19             650             919,867
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                     10/01/20             250             349,015
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                     10/01/24             250             326,225
   Puerto Rico Pub. Bldgs. Auth. RITES
     PA-577, Ser. 99
     10.81%(b)                     07/01/27           4,000           4,253,640


                                                  PAR/SHARES
                                   MATURITY          (000)             VALUE
                                   --------       -----------      ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                         08/01/29         $ 4,000        $  4,159,200
                                                                   ------------
                                                                     27,245,515
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $110,856,068)                                               120,494,701
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 4.8%
   Charter Mac Equity Issue Tr.
     6.63%(c)                      06/30/49           1,000           1,082,770
     7.60%(c)                      11/30/50           1,000           1,107,970
   MuniMae TE Bond Subs., LLC
     6.88%(c)                      06/30/49           2,000           2,192,000
     7.75%(c)                      06/30/50           2,000           2,232,380
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,997,110)                                                   6,615,120
                                                                   ------------
SHORT TERM INVESTMENTS -- 5.3%
   Columbus G.O., Ser. 96 DN
     1.10%(d)                      04/07/03             900             900,000
   Cuyahoga Cnty. Hosp. Imp. Rev.,
     Univ. Hosp. of Cleveland Prj.,
     Ser. 85 DN
     1.00%(d)                      04/01/03           1,700           1,700,000
   Middleburg Heights Hosp. Imp. Rev.,
     Southwest Gen. Hlth. Prj.,
     Ser. 97 DN
     1.20%(d)                      04/07/03           2,500           2,500,000
   Wilmington Trust Tax-Free Money
     Market Fund                                      2,102           2,102,072
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,202,072)                                                   7,202,072
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $124,055,250(a))                              98.6%         134,311,893

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                       1.4%           1,870,154
                                                     ------        ------------
NET ASSETS (Applicable to 9,374,683
  Institutional shares, 18,581 Service
  shares, 1,677,596 Investor A shares,
  950,351 Investor B shares and
  475,530 Investor C shares outstanding)             100.0%        $136,182,047
                                                     ======        ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2003 (UNAUDITED)                                      VALUE
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($120,641,645 / 11,070,860)                                            $10.90
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.90
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.90 / 0.960)                                                       $11.35
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($10,356,479 / 950,351)                                                $10.90
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($5,183,923 / 475,530)                                                 $10.90
                                                                         ======
------------------
(a) Cost for Federal income tax purposes is $124,061,214. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $10,483,956
      Gross unrealized depreciation                                    (233,277)
                                                                    -----------
                                                                    $10,250,679
                                                                    ===========
(b) Rates shown are the rates as of March 31, 2003.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 4.8% of its net assets, with a current market value of $6,615,120 in securities restricted as to resale.

(d) Rates shown are the rates as of March 31, 2003, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------          ------         -----------
MUNICIPAL BONDS -- 88.2%
DELAWARE -- 59.5%
   Delaware Econ. Dev. Auth. Rev.,
     Del. Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                         02/01/21          $1,000         $ 1,133,760
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                      01/05-01/06           2,620           2,860,408
   Delaware River & Bay Auth. Rev.,
     Ser. 03
     5.25%                         01/01/22           1,000           1,062,190
   Delaware St. Econ. Dev. Auth. Poll.
     Ctrl. Rev., Delmarva Pwr. Prj.,
     Ser. 02B
     5.20%                         02/01/19           1,000           1,064,980
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                         07/01/19           2,000           2,092,420
   Delaware St. Econ. Dev. Auth. Rev.,
     Ser. 00 AMT
     5.65%                         07/01/28           3,850           4,002,460
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95 AMT
     6.20%                         06/01/25           2,000           2,186,760
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                         12/01/07           1,165           1,365,333
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                         10/01/05           1,875           2,097,656
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj.,
     Unrefunded Ser. 92
     6.25%                         10/01/04           1,885           2,027,921
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                         01/01/15           2,000           2,040,200
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 01A
     5.40%                         07/01/24           4,000           4,043,160
   Delaware St. Hsg. Auth. Rev., Sr. Sgl.
     Fam. Mtg. Prj., Ser. 00 AMT
     5.90%                         07/01/20           2,660           2,812,046
   Delaware St. Hsg. Auth. Rev., Sr. Sgl.
     Fam. Mtg. Prj., Ser. 02A AMT
     5.40%                         01/01/34           3,000           3,051,630
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Tr. Fd. Prj.,
     Ser. 93
     5.75%                         04/01/03           1,500           1,500,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Prerefunded Ser. 94
     6.10%                         07/01/04           1,000           1,081,080
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                         07/01/03           1,000           1,009,820
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%                         07/01/04           1,500           1,571,820
     5.50%                         07/01/08           1,000           1,029,060


                                                      PAR
                                   MATURITY          (000)             VALUE
                                   --------          ------         -----------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Dover Elec. Rev., Ser. 93
     6.00%                         07/01/07          $  500         $   512,170
   Sussex Cnty. G.O., Prerefunded Ser. 93
     5.60%                         04/15/03           2,775           2,834,662
     5.70%                         04/15/03           3,270           3,340,403
   Sussex Cnty. G.O., Unrefunded Ser. 93
     5.60%                         04/15/05             225             230,153
     5.70%                         04/15/05             230             235,290
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     6.00%                         09/15/06              25              25,594
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 02
     5.25%                      09/14-09/15           2,965           3,382,248
                                                                    -----------
                                                                     48,593,224
                                                                    -----------
PUERTO RICO -- 28.7%
   Children's Tr. Fd. Tobacco Settlement
     Rev., Ser. 02
     5.38%                         05/15/33           3,000           2,755,710
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                         07/01/11           3,000           3,457,380
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 02D
     5.38%                         07/01/36           1,000           1,031,390
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                     10/01/16             400             579,608
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                     10/01/17             500             743,510
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                     10/01/18             500             733,770
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                     10/01/19             650             919,867
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                     10/01/20             250             349,015
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                     10/01/24             250             326,225
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                         06/01/14              50              57,339
   Puerto Rico Pub. Fin. Corp. RITES,
     Ser. 98
     10.03%(b)                     06/01/09           5,000           6,818,100
   Puerto Rico Pub. Fin. Corp. RITES,
     Ser. 99
     11.52%(b)                     06/01/14           4,025           5,717,069
                                                                    -----------
                                                                     23,488,983
                                                                    -----------
TOTAL MUNICIPAL BONDS
  (Cost $66,225,465)                                                 72,082,207
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)             VALUE
                                   --------          ------         -----------
CUMULATIVE PREFERRED STOCK -- 8.1%
   Charter Mac Equity Issue Tr.
     6.63%(c)                      06/30/49          $1,000         $ 1,082,770
     7.60%(c)                      11/30/50           1,000           1,107,970
   MuniMae TE Bond Subs., LLC
     6.88%(c)                      06/30/49           2,000           2,192,000
     7.75%(c)                      06/30/50           2,000           2,232,380
                                                                    -----------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,951,653)                                                   6,615,120
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $72,177,118(a))                               96.3%          78,697,327

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                       3.7%           3,064,821
                                                     ------         -----------
NET ASSETS (Applicable to 6,331,540
  Institutional shares, 551,029
  Investor A shares, 507,208 Investor B
  shares and 555,038 Investor C shares
  outstanding)                                       100.0%         $81,762,148
                                                     ======         ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL AND
  INVESTOR A SHARE
  ($70,832,312 / 6,882,569)                                              $10.29
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  SHARE                                                                  $10.29
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.29 / 0.960)                                                       $10.72
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($5,219,264 / 507,208)                                                 $10.29
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($5,710,572 / 555,038)                                                 $10.29
                                                                         ======
------------------
(a) Cost for Federal income tax purposes is $72,240,057. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $6,693,324
      Gross unrealized depreciation                                    (236,054)
                                                                     ----------
                                                                     $6,457,270
                                                                     ==========
(b) Rates shown are the rates as of March 31, 2003.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, the fund held 8.1% of its net assets, with a current market value of $6,615,120 in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                                      PAR
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)            VALUE
                                   --------          ------        ------------
MUNICIPAL BONDS -- 83.9%
KENTUCKY -- 60.8%
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00B
     5.38%                         08/01/20          $2,500        $  2,695,500
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 00
     5.75%                      01/18-01/20           2,185           2,431,994
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                         07/01/03             350             352,117
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj.,
     Prerefunded Ser. 93B
     5.45%                         07/01/03           1,800           1,854,918
     5.55%                         07/01/03           1,000           1,030,760
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
     Ser. 99
     5.60%                         12/01/19           1,045           1,155,697
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Prerefunded Ser. 95B
     5.95%                         01/01/05           1,290           1,416,188
   Hardin Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00
     5.50%                         02/01/16           1,675           1,859,870
   Hopkins Cnty. G.O., Detention Fac. Prj.,
     Ser. 00
     5.75%                         02/01/20           1,800           2,004,804
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 99A
     5.25%                         01/01/14           2,000           2,173,060
   Kenton Cnty. Arpt. Brd. Arpt. Rev.,
     Delta Airlines Prj., Ser. 92A AMT
     7.50%                         02/01/20           1,400           994,000
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     AMT
     5.95%                         03/01/07           1,730           1,939,365
     6.30%                         03/01/15           1,000           1,134,320
   Kentucky Econ. Dev. Fin. Auth. Hlth.
     Sys. Rev., Norton Healthcare, Inc.
     Prj., Ser. 00A
     6.63%                         10/01/28           1,750           1,816,395
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96D
     5.80%                         07/01/13           3,350           3,534,719
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96E AMT
     6.30%                         01/01/28           1,205           1,251,609
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 01F AMT
     5.45%                         01/01/32           3,000           3,045,480
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%                         09/01/03           3,000           3,043,410
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 65, Prerefunded Ser. 00
     5.95%                         02/01/10           2,325           2,722,017
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 95
     6.50%                         07/01/08           3,000           3,572,730
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 01A
     5.50%                         07/01/15           1,000           1,153,280
   Lexington Ctr. Corp. Mtg. Rev., Ser. 93A
     5.20%                         10/01/04           1,790           1,830,812


                                                      PAR
                                   MATURITY          (000)            VALUE
                                   --------          ------        ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Lexington-Fayette Urban Cnty. Govt.
     G.O., Ser. 00A
     5.75%                         02/01/20          $1,500        $  1,670,670
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Fac. Corp. Mtg. Rev.,
     Ref. Ser. 93
     4.50%                         02/01/06           2,100           2,187,885
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Prerefunded Ser. 94
     6.50%                         11/01/04             660             728,336
   Lexington-Fayette Urban Cnty. Govt.
     Swr. Sys. Rev., Ser. 01A
     5.00%                      07/20-07/21           3,775           3,956,569
   Louisville & Jefferson Cnty. Met. Swr.
     & Drain Sys. Rev., Ser. 97A
     6.25%                         05/15/26           1,015           1,161,424
   Louisville & Jefferson Cnty. Met. Swr. &
     Drain Sys. Rev., Ser. 99A
     5.75%                         05/15/33           3,750           4,124,625
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                         05/15/10           2,000           2,048,780
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A AMT
     5.75%                         07/01/03           1,070           1,081,738
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 01A AMT
     5.75%                         07/01/15           1,755           1,933,677
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Spec. Fac. Rev., Ser. 99 AMT
     5.50%                         03/01/19           4,285           3,989,763
   Louisville Wtrwks. Brd. Wtr. Sys. Rev.,
     Louisville Wtr. Co. Prj., Ser. 00
     5.25%                         11/15/16           2,590           2,816,910
   McCracken Cnty. Hosp. Rev., Mercy
     Hlth. Sys. Prj., Ser. 94A
     6.10%                         11/01/04             400             428,448
   Univ. of Kentucky Rev., Cons. Edl. Bldg.
     Prj., Ser. 94
     4.60%                         05/01/07           2,540           2,655,545
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                         08/01/03           1,765           1,789,039
     5.40%                         08/01/04             750             775,455
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 92H
     5.88%                         05/01/11           1,150           1,177,267
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 93J
     5.00%                         05/01/06           2,000           2,046,080
   Winchester Util. Rev., Ser. 93
     5.45%                         07/01/10           1,500           1,545,765
                                                                   ------------
                                                                     79,131,021
                                                                   ------------
PUERTO RICO -- 23.1%
   Children's Tr. Fd. Tobacco Settlement
     Rev., Ser. 02
     5.38%                         05/15/33           3,000           2,755,710
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                         07/01/29           5,000           5,561,000
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00A
     15.29%(b)                     10/01/16             400             579,608


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                  PAR/SHARES
AS OF MARCH 31, 2003 (UNAUDITED)   MATURITY          (000)            VALUE
                                   --------       ----------       ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00B
     15.79%(b)                     10/01/17          $  500        $    743,510
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00C
     15.79%(b)                     10/01/18             500             733,770
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00D
     15.79%(b)                     10/01/19             650             919,867
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00E
     15.79%(b)                     10/01/20             250             349,015
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O. RITES, Ser. 00F
     15.29%(b)                     10/01/24             250             326,225
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. RITES PA-569, Ser. 99
     10.81%(b)                     07/01/07           1,335           1,646,015
   Puerto Rico Cmwlth. Pub. Imp. G.O.,
     Prerefunded Ref. Ser. 00
     5.75%                         07/01/10           6,000           7,045,560
   Puerto Rico Mun. Fin. Agcy. Rev.,
     Ser. 02A
     5.00%                         08/01/27           4,000           4,118,040
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 02E
     5.50%                         08/01/29           5,000           5,199,000
                                                                   ------------
                                                                     29,977,320
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $100,746,212)                                               109,108,341
                                                                   ------------
CUMULATIVE PREFERRED STOCK -- 9.3%
   Charter Mac Equity Issue Tr.
     6.63%(c)                      06/30/49           1,000           1,082,770
     7.60%(c)                      11/30/50           4,000           4,431,880
   MuniMae TE Bond Subs., LLC
     6.88%(c)                      06/30/49           4,000           4,384,000
     7.75%(c)                      06/30/50           2,000           2,232,380
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,965,958)                                                 12,131,030
                                                                   ------------
SHORT TERM INVESTMENTS-- 5.8%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 98A DN
     1.10%(d)                      04/07/03           5,000           5,000,000
   Wilmington Trust Tax-Free Money
     Market Fund                                      2,554           2,553,745
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,553,745)                                                   7,553,745
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $119,265,915(a))                              99.0%         128,793,116

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                       1.0%           1,247,122
                                                     ------        ------------
NET ASSETS (Applicable to 12,441,061
  Institutional shares, 9,161 Service
  shares, 407,079 Investor A shares,
  285,463 Investor B shares and 110,070
  Investor C shares outstanding)                     100.0%        $130,040,238
                                                     ======        ============


                                                                       VALUE
                                                                   ------------
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND INVESTOR A SHARE
  ($126,067,106 / 12,848,140)                                            $ 9.81
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($89,962 / 9,161 )                                                     $ 9.82
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  SHARE                                                                  $ 9.81
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.81 / 0.960)                                                        $10.22
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,800,668 / 285,463)                                                 $ 9.81
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,082,502 / 110,070)                                                 $ 9.83
                                                                         ======
------------------
(a) Cost for Federal income tax purposes is $119,293,632. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $10,383,535
      Gross unrealized depreciation                                    (884,051)
                                                                    -----------
                                                                    $ 9,499,484
                                                                    ===========
(b) Rates shown are the rates as of March 31, 2003.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2003, fund held 9.3% of its net assets, with a current market value of $12,131,030 in securities restricted as to resale.

(d) Rates shown are the rates as of March 31, 2003 and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

            -------------------------------------------------------
                            INVESTMENT ABBREVIATIONS

            AMT      Alternative Minimum Tax
            COP      Certificates of Participation
            DN       Demand Notes
            G.O.     General Obligations
            RITES    Residual Interest Tax-Exempt Security - Note A
            S.O.     Special Obligations
            -------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                              PENNSYLVANIA     NEW JERSEY       OHIO        DELAWARE     KENTUCKY
                                                  TAX-FREE      TAX-FREE        TAX-FREE      TAX-FREE      TAX-FREE     TAX-FREE
                                                  INCOME         INCOME          INCOME        INCOME        INCOME       INCOME
FOR THE PERIOD ENDED MARCH 31, 2003 (UNAUDITED)  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                -----------   ------------    -----------   -----------   -----------   -----------
Investment income:
   Interest ................................    $10,447,788   $ 24,823,135    $ 4,648,562   $ 3,323,847   $ 2,392,792   $ 3,858,166
                                                -----------   ------------    -----------   -----------   -----------   -----------
Expenses:
   Investment advisory fee .................        941,269      2,302,183        397,903       319,019       221,637       369,075
   Administration fee ......................        433,053      1,020,434        183,051       146,728        92,700       154,354
   Custodian fee ...........................         30,943         61,139         13,591        13,216         8,809        11,773
   Transfer agent fee ......................         64,164        165,734         32,057        30,515        17,311        23,404
   Shareholder servicing fees ..............         29,029         86,902         34,724        37,605        16,707         9,227
   Shareholder processing fees .............         20,140         53,891         25,857        22,623        10,024         5,568
   Distribution fees .......................         35,442        110,793         42,644        51,637        29,842        13,419
   Legal and audit .........................         20,400         60,409          9,875         8,157        15,766        26,357
   Printing ................................         26,112         62,629          9,325         8,857         2,194         9,530
   Registration fees and
     expenses ..............................         41,895         24,283         18,918        18,641        16,103        14,246
   Trustees' fees ..........................          4,872         12,038          1,975         1,497           982         1,725
   Other ...................................         16,267         31,328          9,248         7,578         5,478         3,407
                                                -----------   ------------    -----------   -----------   -----------   -----------
                                                  1,663,586      3,991,763        779,168       666,073       437,553       642,085
   Less fees waived ........................       (443,146)      (945,764)      (192,235)     (160,788)      (94,200)     (141,562)
                                                -----------   ------------    -----------   -----------   -----------   -----------
        Total operating expenses ...........      1,220,440      3,045,999        586,933       505,285       343,353       500,523
                                                -----------   ------------    -----------   -----------   -----------   -----------
Net investment income ......................      9,227,348     21,777,136      4,061,629     2,818,562     2,049,439     3,357,643
                                                -----------   ------------    -----------   -----------   -----------   -----------
Realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss) from:
     Investment transactions ...............       (457,988)     1,342,762        104,788        (3,665)       22,081       198,740
     Futures contracts .....................       (346,066)      (960,888)      (169,352)      (92,039)      (69,950)     (202,486)
     Swap contracts ........................        209,636        488,783         86,504        71,625        43,185        70,267
                                                -----------   ------------    -----------   -----------   -----------   -----------
                                                   (594,418)       870,657         21,940       (24,079)       (4,684)       66,521
                                                -----------   ------------    -----------   -----------   -----------   -----------
Changes in unrealized
   appreciation (depreciation) from:
     Investments ...........................     (9,132,075)   (13,806,926)    (3,110,761)   (1,783,086)   (2,016,380)   (2,827,018)
     Futures contracts .....................        429,991      1,193,912        210,421       114,357        86,912       251,589
                                                -----------   ------------    -----------   -----------   -----------   -----------
                                                 (8,702,084)   (12,613,014)    (2,900,340)   (1,668,729)   (1,929,468)   (2,575,429)
                                                -----------   ------------    -----------   -----------   -----------   -----------
Net loss on investments ....................     (9,296,502)   (11,742,357)    (2,878,400)   (1,692,808)   (1,934,152)   (2,508,908)
                                                -----------   ------------    -----------   -----------   -----------   -----------
Net increase (decrease)
   in net assets resulting
   from operations .........................    $   (69,154)  $ 10,034,779    $ 1,183,229   $ 1,125,754   $   115,287   $   848,735
                                                ===========   ============    ===========   ===========   ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TAX-FREE                      PENNSYLVANIA TAX-FREE
                                                               INCOME PORTFOLIO                    INCOME PORTFOLIO
                                                        ------------------------------     --------------------------------
                                                           FOR THE                            FOR THE
                                                         SIX MONTHS          FOR THE        SIX MONTHS            FOR THE
                                                            ENDED          YEAR ENDED          ENDED            YEAR ENDED
                                                           3/31/03           9/30/02          3/31/03             9/30/02
                                                        ------------      ------------     ------------        ------------
                                                         (UNAUDITED)                        (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ............................  $  9,227,348      $ 18,318,914     $ 21,777,136        $ 45,713,199
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...........      (594,418)       (3,139,857)         870,657         (13,598,012)
    Net unrealized gain (loss) on investments and
      futures contracts ..............................    (8,702,084)        3,375,173      (12,613,014)         27,953,541
                                                        ------------      ------------     ------------        ------------
    Net increase (decrease) in net assets resulting
      from operations ................................       (69,154)       18,554,230       10,034,779          60,068,728
                                                        ------------      ------------     ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................    (8,300,457)      (17,246,951)     (19,292,173)        (42,225,052)
    Service Class ....................................      (203,925)         (171,370)        (123,174)           (321,393)
    Investor A Class .................................      (177,966)         (354,266)        (748,240)         (1,670,777)
    Investor B Class .................................      (115,455)         (207,540)        (465,023)           (970,717)
    Investor C Class .................................       (49,914)         (109,508)         (25,584)            (57,779)
                                                        ------------      ------------     ------------        ------------
    Total distributions from net investment income ...    (8,847,717)      (18,089,635)     (20,654,194)        (45,245,718)
                                                        ------------      ------------     ------------        ------------
Capital share transactions ...........................    13,997,854        10,278,184      (55,489,477)        (27,821,243)
                                                        ------------      ------------     ------------        ------------
    Total increase (decrease) in net assets ..........     5,080,983        10,742,779      (66,108,892)        (12,998,233)
                                                        ------------      ------------     ------------        ------------
Net assets:
    Beginning of period ..............................   380,741,912       369,999,133      963,380,270         976,378,503
                                                        ------------      ------------     ------------        ------------
    End of period ....................................  $385,822,895      $380,741,912     $897,271,378        $963,380,270
                                                        ============      ============     ============        ============

                                                              NEW JERSEY TAX-FREE                  OHIO TAX-FREE
                                                               INCOME PORTFOLIO                  INCOME PORTFOLIO
                                                        -----------------------------     ----------------------------
                                                          FOR THE                           FOR THE
                                                         SIX MONTHS        FOR THE         SIX MONTHS        FOR THE
                                                            ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                                           3/31/03         9/30/02           3/31/03         9/30/02
                                                        ------------     ------------     ------------    ------------
                                                         (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ............................  $  4,061,629     $  7,881,747     $  2,818,562    $  5,288,204
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...........        21,940       (2,540,288)         (24,079)     (1,534,991)
    Net unrealized gain (loss) on investments and
      futures contracts ..............................    (2,900,340)       6,410,935       (1,668,729)      5,350,863
                                                        ------------     ------------     ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations ................................     1,183,229       11,752,394        1,125,754       9,104,076
                                                        ------------     ------------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................    (3,302,749)      (6,763,154)      (2,555,498)     (5,095,449)
    Service Class ....................................      (418,165)        (855,028)          (4,978)         (6,166)
    Investor A Class .................................      (154,678)        (193,284)        (386,484)       (460,997)
    Investor B Class .................................      (202,852)        (280,470)        (186,554)       (246,116)
    Investor C Class .................................       (26,938)         (19,231)         (85,579)        (97,815)
                                                        ------------     ------------     ------------    ------------
    Total distributions from net investment income ...    (4,105,382)      (8,111,167)      (3,219,093)     (5,906,543)
                                                        ------------     ------------     ------------    ------------
Capital share transactions ...........................     1,952,554        3,165,654       13,137,402      20,406,772
                                                        ------------     ------------     ------------    ------------
    Total increase (decrease) in net assets ..........      (969,599)       6,806,881       11,044,063      23,604,305
                                                        ------------     ------------     ------------    ------------
Net assets:
    Beginning of period ..............................   162,043,247      155,236,366      125,137,984     101,533,679
                                                        ------------     ------------     ------------    ------------
    End of period ....................................  $161,073,648     $162,043,247     $136,182,047    $125,137,984
                                                        ============     ============     ============    ============

                                                              DELAWARE TAX-FREE                KENTUCKY TAX-FREE
                                                              INCOME PORTFOLIO                 INCOME PORTFOLIO
                                                        ---------------------------     ----------------------------
                                                         FOR THE                          FOR THE
                                                        SIX MONTHS        FOR THE        SIX MONTHS        FOR THE
                                                           ENDED        YEAR ENDED          ENDED        YEAR ENDED
                                                          3/31/03         9/30/02          3/31/03         9/30/02
                                                        -----------     -----------     ------------    ------------
                                                        (UNAUDITED)                     (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ............................  $ 2,049,439     $ 4,333,576     $  3,357,643    $  7,117,825
    Net realized gain (loss) on investments,
      futures contracts and swap contracts ...........       (4,684)       (953,406)          66,521      (2,501,468)
    Net unrealized gain (loss) on investments and
      futures contracts ..............................   (1,929,468)      3,342,775       (2,575,429)      3,422,418
                                                        -----------     -----------     ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations ................................      115,287       6,722,945          848,735       8,038,775
                                                        -----------     -----------     ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................   (1,838,822)     (3,796,962)      (3,295,337)     (7,206,558)
    Service Class ....................................           --          (1,066)          (2,631)         (4,400)
    Investor A Class .................................     (135,887)       (200,438)         (88,898)       (160,100)
    Investor B Class .................................      (90,017)       (103,334)         (49,757)        (67,884)
    Investor C Class .................................      (76,070)        (59,950)         (20,606)        (21,639)
                                                        -----------     -----------     ------------    ------------
    Total distributions from net investment income ...   (2,140,796)     (4,161,750)      (3,457,229)     (7,460,581)
                                                        -----------     -----------     ------------    ------------
Capital share transactions ...........................      886,903      (6,642,805)     (10,340,446)     (8,727,826)
                                                        -----------     -----------     ------------    ------------
    Total increase (decrease) in net assets ..........   (1,138,606)     (4,081,610)     (12,948,940)     (8,149,632)
                                                        -----------     -----------     ------------    ------------
Net assets:
    Beginning of period ..............................   82,900,754      86,982,364      142,989,178     151,138,810
                                                        -----------     -----------     ------------    ------------
    End of period ....................................  $81,762,148     $82,900,754     $130,040,238    $142,989,178
                                                        ===========     ===========     ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


30 & 31

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                        NET
                                     ASSET                  (LOSS) ON      DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                                     VALUE       NET        INVESTMENTS       FROM NET        FROM NET      VALUE
                                   BEGINNING  INVESTMENT  (BOTH REALIZED     INVESTMENT       REALIZED      END OF       TOTAL
                                   OF PERIOD    INCOME    AND UNREALIZED)      INCOME           GAINS       PERIOD      RETURN
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $11.38     $0.27         $(0.27)          $(0.26)        $   --        $11.12       0.05%
9/30/02                               11.38      0.57          (0.01)           (0.56)            --         11.38       5.08
9/30/01                               10.92      0.57           0.48            (0.59)            --         11.38       9.81
9/30/00                               10.96      0.57          (0.07)           (0.54)            --         10.92       4.80
9/30/99                               11.73      0.52          (0.71)           (0.52)         (0.06)        10.96      (1.68)
9/30/98                               11.34      0.54           0.44            (0.54)         (0.05)        11.73       8.85

SERVICE CLASS
10/1/02 through 3/31/03 8            $11.38     $0.24         $(0.25)          $(0.25)        $   --        $11.12      (0.10)%
9/30/02                               11.38      0.54          (0.01)           (0.53)            --         11.38       4.77
9/30/01                               10.92      0.54           0.47            (0.55)            --         11.38       9.49
9/30/00                               10.96      0.54          (0.07)           (0.51)            --         10.92       4.49
9/30/99                               11.73      0.49          (0.71)           (0.49)         (0.06)        10.96      (1.97)
9/30/98                               11.34      0.38           0.56            (0.50)         (0.05)        11.73       8.52

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $11.38     $0.24         $(0.27)          $(0.24)        $   --        $11.11      (0.27)% 3
9/30/02                               11.38      0.52          (0.01)           (0.51)            --         11.38       4.59 3
9/30/01                               10.92      0.52           0.48            (0.54)            --         11.38       9.30 3
9/30/00                               10.96      0.51          (0.06)           (0.49)            --         10.92       4.31 3
9/30/99                               11.73      0.47          (0.71)           (0.47)         (0.06)        10.96      (2.14) 3
9/30/98                               11.34      0.47           0.45            (0.48)         (0.05)        11.73       8.34 3

INVESTOR B CLASS
10/1/02 through 3/31/03 8            $11.38     $0.21         $(0.28)          $(0.20)        $   --        $11.11      (0.64)% 4
9/30/02                               11.38      0.43          (0.01)           (0.42)            --         11.38       3.81 4
9/30/01                               10.92      0.42           0.49            (0.45)            --         11.38       8.49 4
9/30/00                               10.96      0.44          (0.07)           (0.41)            --         10.92       3.54 4
9/30/99                               11.73      0.38          (0.71)           (0.38)         (0.06)        10.96      (2.87) 4
9/30/98                               11.34      0.40           0.44            (0.40)         (0.05)        11.73       7.53 4

INVESTOR C CLASS
10/1/02 through 3/31/03 8            $11.38     $0.21         $(0.28)          $(0.20)        $   --        $11.11      (0.64)% 4
9/30/02                               11.38      0.43          (0.01)           (0.42)            --         11.38       3.81 4
9/30/01                               10.93      0.41           0.49            (0.45)            --         11.38       8.39 4
9/30/00                               10.96      0.46          (0.08)           (0.41)            --         10.93       3.63 4
9/30/99                               11.73      0.38          (0.71)           (0.38)         (0.06)        10.96      (2.87) 4
9/30/98                               11.34      0.36           0.48            (0.40)         (0.05)        11.73       7.53 4
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $11.06     $0.26         $(0.13)          $(0.25)        $   --        $10.94       1.18%
9/30/02                               10.89      0.53           0.16            (0.52)            --         11.06       6.53
9/30/01                               10.56      0.55           0.34            (0.56)            --         10.89       8.65
9/30/00                               10.52      0.54           0.02            (0.52)            --         10.56       5.50
9/30/99                               11.15      0.51          (0.59)           (0.52)         (0.03)        10.52      (0.82)
9/30/98                               10.77      0.52           0.38            (0.52)            --         11.15       8.51

SERVICE CLASS
10/1/02 through 3/31/03 8            $11.05     $0.24         $(0.13)          $(0.23)        $   --        $10.93       1.03%
9/30/02                               10.88      0.50           0.16            (0.49)            --         11.05       6.22
9/30/01                               10.55      0.52           0.34            (0.53)            --         10.88       8.33
9/30/00                               10.52      0.51           0.01            (0.49)            --         10.55       5.09
9/30/99                               11.15      0.47          (0.59)           (0.48)         (0.03)        10.52      (1.11)
9/30/98                               10.77      0.47           0.39            (0.48)            --         11.15       8.19

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $11.06     $0.23         $(0.13)          $(0.22)        $   --        $10.94       0.94% 3
9/30/02                               10.89      0.48           0.16            (0.47)            --         11.06       6.04 3
9/30/01                               10.56      0.49           0.35            (0.51)            --         10.89       8.14 3
9/30/00                               10.52      0.49           0.02            (0.47)            --         10.56       5.03 3
9/30/99                               11.15      0.46          (0.59)           (0.47)         (0.03)        10.52      (1.25) 3
9/30/98                               10.77      0.45           0.40            (0.47)            --         11.15       8.04 3

                                                                                                      RATIO OF NET
                                     NET                    RATIO OF EXPENSES                      INVESTMENT INCOME
                                   ASSETS      RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                   END OF     EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS       PORTFOLIO
                                   PERIOD     AVERAGE NET      (EXCLUDING        TO AVERAGE NET        (EXCLUDING       TURNOVER
                                    (000)       ASSETS          WAIVERS)             ASSETS             WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8         $  349,681      0.60% 2         0.84% 2             4.95% 2              4.72% 2          34%
9/30/02                              360,392      0.60            0.81                5.02                 4.81             47
9/30/01                              351,551      0.60            0.81                5.06                 4.85             38
9/30/00                              318,300      0.60            0.82                5.32                 5.10             43
9/30/99                              302,319      0.60            0.82                4.57                 4.35            104
9/30/98                              285,921      0.60            0.88                4.61                 4.33            100

SERVICE CLASS
10/1/02 through 3/31/03 8         $   17,328      0.90% 2         1.14% 2             4.50% 2              4.27% 2          34%
9/30/02                                3,103      0.90            1.11                4.74                 4.53             47
9/30/01                                3,651      0.90            1.11                4.77                 4.55             38
9/30/00                                5,347      0.90            1.12                5.02                 4.80             43
9/30/99                                5,754      0.90            1.12                4.27                 4.05            104
9/30/98                                5,430      0.88            1.16                4.34                 4.06            100

INVESTOR A CLASS
10/1/02 through 3/31/03 8         $    8,881      1.07% 2         1.31% 2             4.44% 2              4.21% 2          34%
9/30/02                                8,179      1.07            1.29                4.55                 4.34             47
9/30/01                                7,309      1.07            1.28                4.61                 4.39             38
9/30/00                                8,751      1.07            1.29                4.85                 4.63             43
9/30/99                                6,591      1.07            1.29                4.10                 3.88            104
9/30/98                                6,440      1.05            1.33                4.17                 3.89            100

INVESTOR B CLASS
10/1/02 through 3/31/03 8         $    7,077      1.82% 2         2.05% 2             3.71% 2              3.48% 2          34%
9/30/02                                6,211      1.82            2.03                3.80                 3.59             47
9/30/01                                4,884      1.81            2.02                3.82                 3.60             38
9/30/00                                2,723      1.82            2.04                4.09                 3.87             43
9/30/99                                3,434      1.82            2.04                3.35                 3.13            104
9/30/98                                2,034      1.79            2.07                3.39                 3.11            100

INVESTOR C CLASS
10/1/02 through 3/31/03 8         $    2,856      1.82% 2         2.05% 2             3.73% 2              3.48% 2          34%
9/30/02                                2,857      1.82            2.03                3.82                 3.61             47
9/30/01                                2,604      1.81            2.02                3.80                 3.59             38
9/30/00                                1,129      1.82            2.04                4.13                 3.91             43
9/30/99                                2,868      1.82            2.04                3.35                 3.13            104
9/30/98                                1,024      1.70            1.98                3.19                 2.91            100
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8         $  824,187      0.60% 2         0.81% 2             4.79% 2              4.58% 2           3%
9/30/02                              890,070      0.60            0.79                4.84                 4.65             22
9/30/01                              903,225      0.60            0.79                5.10                 4.91             13
9/30/00                              884,678      0.60            0.79                5.19                 5.00             31
9/30/99                              994,381      0.60            0.79                4.67                 4.48             28
9/30/98                            1,054,070      0.58            0.82                4.66                 4.42             43

SERVICE CLASS
10/1/02 through 3/31/03 8         $    5,926      0.90% 2         1.11% 2             4.49% 2              4.28% 2           3%
9/30/02                                6,005      0.90            1.09                4.56                 4.37             22
9/30/01                                6,911      0.90            1.09                4.81                 4.62             13
9/30/00                               12,646      0.90            1.09                4.90                 4.71             31
9/30/99                               14,132      0.90            1.09                4.37                 4.18             28
9/30/98                               20,669      0.86            1.10                4.39                 4.15             43

INVESTOR A CLASS
10/1/02 through 3/31/03 8         $   37,917      1.07% 2         1.29% 2             4.32% 2              4.11% 2           3%
9/30/02                               37,344      1.08            1.27                4.38                 4.19             22
9/30/01                               39,306      1.07            1.26                4.62                 4.43             13
9/30/00                               30,770      1.07            1.26                4.74                 4.55             31
9/30/99                               36,634      1.04            1.23                4.23                 4.04             28
9/30/98                               34,712      1.01            1.25                4.25                 4.01             43


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 & 33

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                        NET
                                     ASSET                  (LOSS) ON      DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                                     VALUE       NET        INVESTMENTS       FROM NET        FROM NET      VALUE
                                   BEGINNING  INVESTMENT  (BOTH REALIZED     INVESTMENT       REALIZED      END OF       TOTAL
                                   OF PERIOD    INCOME    AND UNREALIZED)      INCOME           GAINS       PERIOD      RETURN
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 8            $10.98     $0.19         $(0.13)          $(0.18)        $   --        $10.86       0.57% 4
9/30/02                               10.81      0.40           0.16            (0.39)            --         10.98       5.28 4
9/30/01                               10.48      0.42           0.34            (0.43)            --         10.81       7.40 4
9/30/00                               10.44      0.42           0.02            (0.40)            --         10.48       4.33 4
9/30/99                               11.15      0.38          (0.62)           (0.44)         (0.03)        10.44      (2.21) 4
9/30/98                               10.77      0.39           0.41            (0.42)            --         11.15       7.56 4

INVESTOR C CLASS
10/1/02 through 3/31/03 8            $11.01     $0.19         $(0.13)          $(0.18)        $   --        $10.89       0.57% 4
9/30/02                               10.84      0.40           0.16            (0.39)            --         11.01       5.27 4
9/30/01                               10.51      0.41           0.35            (0.43)            --         10.84       7.38 4
9/30/00                               10.48      0.42           0.01            (0.40)            --         10.51       4.32 4
9/30/99                               11.15      0.39          (0.59)           (0.44)         (0.03)        10.48      (1.93) 4
8/14/98 1 through 9/30/98             11.00      0.42           0.15            (0.42)            --         11.15       7.56 4
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $12.10     $0.31         $(0.21)          $(0.31)        $   --        $11.89       1.22%
9/30/02                               11.83      0.60           0.29            (0.62)            --         12.10       7.82
9/30/01                               11.31      0.60           0.52            (0.60)            --         11.83      10.07
9/30/00                               11.30      0.58          (0.02)           (0.55)            --         11.31       5.15
9/30/99                               12.07      0.54          (0.70)           (0.55)         (0.06)        11.30      (1.35)
5/4/98 1 through 9/30/98              11.71      0.23           0.36            (0.23)            --         12.07       8.38

SERVICE CLASS
10/1/02 through 3/31/03 8            $12.10     $0.30         $(0.21)          $(0.30)        $   --        $11.89       1.07%
9/30/02                               11.83      0.57           0.29            (0.59)            --         12.10       7.49
9/30/01                               11.31      0.57           0.51            (0.56)            --         11.83       9.75
9/30/00                               11.30      0.56          (0.03)           (0.52)            --         11.31       4.84
9/30/99                               12.07      0.51          (0.70)           (0.52)         (0.06)        11.30      (1.65)
9/30/98                               11.65      0.52           0.42            (0.52)            --         12.07       8.28

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $12.10     $0.28         $(0.22)          $(0.28)        $   --        $11.88       0.99% 3
9/30/02                               11.83      0.54           0.30            (0.57)            --         12.10       7.31 3
9/30/01                               11.31      0.53           0.53            (0.54)            --         11.83       9.56 3
9/30/00                               11.30      0.53          (0.02)           (0.50)            --         11.31       4.67 3
9/30/99                               12.07      0.48          (0.69)           (0.50)         (0.06)        11.30      (1.82) 3
9/30/98                               11.65      0.50           0.42            (0.50)            --         12.07       8.10 3

INVESTOR B CLASS
10/1/02 through 3/31/03 8            $12.10     $0.24         $(0.22)          $(0.24)        $   --        $11.88       0.61% 4
9/30/02                               11.83      0.45           0.30            (0.48)            --         12.10       6.52 4
9/30/01                               11.31      0.43           0.54            (0.45)            --         11.83       8.75 4
9/30/00                               11.30      0.45          (0.02)           (0.42)            --         11.31       3.89 4
9/30/99                               12.07      0.40          (0.70)           (0.41)         (0.06)        11.30      (2.55) 4
9/30/98                               11.65      0.41           0.42            (0.41)            --         12.07       7.30 4

INVESTOR C CLASS
10/1/02 through 3/31/03 8            $12.13     $0.23         $(0.21)          $(0.24)        $   --        $11.91       0.61% 4
9/30/02                               11.85      0.44           0.32            (0.48)            --         12.13       6.59 4
2/06/01 6 through 9/30/01             11.70      0.29           0.15            (0.29)            --         11.85       3.80 4
10/1/99 through 3/3/00                11.30      0.18          (0.26)           (0.18)            --         11.04      (0.73) 4
12/9/98 1 through 9/30/99             11.98      0.32          (0.67)           (0.33)            --         11.30      (3.02) 4
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $11.09     $0.25         $(0.16)          $(0.28)        $   --        $10.90       0.89%
9/30/02                               10.80      0.52           0.35            (0.58)            --         11.09       8.40
9/30/01                               10.22      0.57           0.57            (0.56)            --         10.80      11.41
9/30/00                               10.19      0.54             --            (0.51)            --         10.22       5.52
9/30/99                               10.88      0.47          (0.65)           (0.47)         (0.04)        10.19      (1.38)
9/30/98                               10.50      0.48           0.37            (0.47)            --         10.88       8.56

                                                                                                        RATIO OF NET
                                       NET                    RATIO OF EXPENSES                      INVESTMENT INCOME
                                     ASSETS      RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                     END OF     EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS       PORTFOLIO
                                     PERIOD     AVERAGE NET      (EXCLUDING        TO AVERAGE NET        (EXCLUDING       TURNOVER
                                      (000)       ASSETS          WAIVERS)             ASSETS             WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/02 through 3/31/03 8           $   27,620      1.82% 2         2.04% 2             3.61% 2              3.40% 2           3%
9/30/02                                 28,346      1.82            2.02                3.65                 3.46             22
9/30/01                                 26,062      1.82            2.01                3.90                 3.72             13
9/30/00                                 21,584      1.82            2.01                4.01                 3.82             31
9/30/99                                 23,602      1.82            2.00                3.45                 3.26             28
9/30/98                                 17,601      1.78            2.02                3.46                 3.22             43

INVESTOR C CLASS
10/1/02 through 3/31/03 8           $    1,621      1.82% 2         2.04% 2             3.58% 2              3.37% 2           3%
9/30/02                                  1,615      1.81            2.00                3.62                 3.43             22
9/30/01                                    875      1.81            2.00                3.84                 3.66             13
9/30/00                                    388      1.82            2.01                4.01                 3.82             31
9/30/99                                    907      1.82            1.97                3.45                 3.26             28
8/14/98 1 through 9/30/98                  184      1.58 2          1.82 2              2.98 2               2.74 2           43
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8           $  125,041      0.60% 2         0.84% 2             5.24% 2              5.00% 2          13%
9/30/02                                128,553      0.60            0.82                5.14                 4.92             14
9/30/01                                129,635      0.60            0.82                5.12                 4.90             28
9/30/00                                130,463      0.60            0.82                5.24                 5.02             77
9/30/99                                134,046      0.60            0.81                4.59                 4.37             43
5/4/98 1 through 9/30/98               145,708      0.60 2          0.90 2              4.67 2               4.37 2           24

SERVICE CLASS
10/1/02 through 3/31/03 8           $   16,440      0.90% 2         1.14% 2             4.94% 2              4.70% 2          13%
9/30/02                                 17,506      0.90            1.12                4.84                 4.62             14
9/30/01                                 16,530      0.90            1.12                4.82                 4.60             28
9/30/00                                 18,673      0.90            1.12                4.92                 4.70             77
9/30/99                                 24,626      0.90            1.11                4.28                 4.07             43
9/30/98                                 34,803      0.88            1.18                4.37                 4.07             24

INVESTOR A CLASS
10/1/02 through 3/31/03 8           $    6,917      1.07% 2         1.32% 2             4.79% 2              4.54% 2          13%
9/30/02                                  5,812      1.07            1.29                4.61                 4.39             14
9/30/01                                  3,207      1.07            1.29                4.64                 4.42             28
9/30/00                                  1,723      1.07            1.29                4.81                 4.59             77
9/30/99                                  1,328      1.07            1.28                4.11                 3.90             43
9/30/98                                  1,432      1.06            1.36                4.26                 3.96             24

INVESTOR B CLASS
10/1/02 through 3/31/03 8           $   10,948      1.82% 2         2.06% 2             4.02% 2              3.78% 2          13%
9/30/02                                  9,066      1.81            2.03                3.87                 3.66             14
9/30/01                                  5,707      1.79            2.01                3.85                 3.64             28
9/30/00                                  1,614      1.82            2.04                4.02                 3.80             77
9/30/99                                  1,440      1.82            2.03                3.36                 3.15             43
9/30/98                                  1,051      1.80            2.10                3.43                 3.13             24

INVESTOR C CLASS
10/1/02 through 3/31/03 8           $    1,728      1.82% 2         2.06% 2             3.98% 2              3.74% 2          13%
9/30/02                                  1,106      1.80            2.01                3.70                 3.49             14
2/06/01 6 through 9/30/01                  157      1.78 2          2.00 2              3.82 2               3.62 2           28
10/1/99 through 3/3/00                      -- 5    1.82 2          2.04 2              3.90 2               3.68 2           77
12/9/98 1 through 9/30/99                   19      1.82 2          2.03 2              3.36 2               3.15 2           43
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8           $  102,158      0.60% 2         0.85% 2             4.61% 2              4.36% 2           5%
9/30/02                                 96,974      0.60            0.81                4.89                 4.67             28
9/30/01                                 92,047      0.60            0.84                5.42                 5.18             19
9/30/00                                 89,239      0.60            0.85                5.41                 5.16             23
9/30/99                                 92,455      0.60            0.81                4.75                 4.54             23
9/30/98                                101,066      0.60            0.93                4.64                 4.31             77


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34 & 35

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                        NET
                                     ASSET                  (LOSS) ON      DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                                     VALUE       NET        INVESTMENTS       FROM NET        FROM NET      VALUE
                                   BEGINNING  INVESTMENT  (BOTH REALIZED     INVESTMENT       REALIZED      END OF       TOTAL
                                   OF PERIOD    INCOME    AND UNREALIZED)      INCOME           GAINS       PERIOD      RETURN
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 8            $11.09     $0.24         $(0.16)          $(0.27)        $   --        $10.90       0.74%
9/30/02                               10.80      0.47           0.37            (0.55)            --         11.09       8.08
9/30/01                               10.22      0.54           0.57            (0.53)            --         10.80      11.08
9/30/00                               10.19      0.51             --            (0.48)            --         10.22       5.20
9/30/99                               10.88      0.47          (0.65)           (0.47)         (0.04)        10.19      (1.68)
9/30/98                               10.50      0.48           0.37            (0.47)            --         10.88       8.23

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $11.09     $0.23         $(0.16)          $(0.26)        $   --        $10.90       0.65% 3
9/30/02                               10.80      0.46           0.36            (0.53)            --         11.09       7.90 3
9/30/01                               10.22      0.52           0.57            (0.51)            --         10.80      10.89 3
9/30/00                               10.19      0.49             --            (0.46)            --         10.22       5.03 3
9/30/99                               10.88      0.45          (0.65)           (0.45)         (0.04)        10.19      (1.85) 3
9/30/98                               10.50      0.45           0.38            (0.45)            --         10.88       8.05 3

INVESTOR B CLASS
10/1/02 through 3/31/03 8            $11.09     $0.19         $(0.16)          $(0.22)        $   --        $10.90       0.28% 4
9/30/02                               10.80      0.38           0.36            (0.45)            --         11.09       7.10 4
9/30/01                               10.22      0.42           0.59            (0.43)            --         10.80      10.08 4
9/30/00                               10.19      0.42             --            (0.39)            --         10.22       4.25 4
9/30/99                               10.88      0.37          (0.65)           (0.37)         (0.04)        10.19      (2.58) 4
9/30/98                               10.50      0.37           0.38            (0.37)            --         10.88       7.25 4

INVESTOR C CLASS
10/1/02 through 3/31/03 8            $11.09     $0.19         $(0.16)          $(0.22)        $   --        $10.90       0.28% 4
9/30/02                               10.80      0.38           0.36            (0.45)            --         11.09       7.09 4
9/30/01                               10.22      0.41           0.60            (0.43)            --         10.80      10.08 4
9/30/00                               10.19      0.42             --            (0.39)            --         10.22       4.25 4
9/30/99                               10.88      0.37          (0.65)           (0.37)         (0.04)        10.19      (2.58) 4
8/26/98 1 through 9/30/98             10.74      0.03           0.14            (0.03)            --         10.88       1.60 4
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $10.54     $0.27         $(0.24)          $(0.28)        $   --        $10.29       0.32%
9/30/02                               10.20      0.55           0.31            (0.52)            --         10.54       8.75
9/30/01                                9.68      0.50           0.46            (0.44)            --         10.20      10.16
9/30/00                                9.62      0.47           0.04            (0.45)            --          9.68       5.50
9/30/99                               10.33      0.44          (0.54)           (0.47)         (0.14)         9.62      (1.10)
5/11/98 1 through 9/30/98             10.00      0.17           0.34            (0.18)            --         10.33       5.16

SERVICE CLASS
10/01/01 through 5/2/02              $10.20     $0.29         $(0.09)          $(0.28)        $   --        $10.12       1.95%
9/30/01                                9.68      0.48           0.45            (0.41)            --         10.20       9.83
9/30/00                                9.62      0.44           0.04            (0.42)            --          9.68       5.19
9/30/99                               10.33      0.44          (0.57)           (0.44)         (0.14)         9.62      (1.40)
5/11/98 1 through 9/30/98             10.00      0.16           0.34            (0.17)            --         10.33       5.04

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $10.54     $0.24         $(0.23)          $(0.26)        $   --        $10.29       0.09% 3
9/30/02                               10.20      0.48           0.33            (0.47)            --         10.54       8.25 3
9/30/01                                9.68      0.45           0.47            (0.40)            --         10.20       9.65 3
9/30/00                                9.62      0.43           0.04            (0.41)            --          9.68       5.01 3
9/30/99                               10.33      0.39          (0.54)           (0.42)         (0.14)         9.62      (1.57) 3
5/11/98 1 through 9/30/98             10.00      0.15           0.34            (0.16)            --         10.33       4.97 3

INVESTOR B CLASS
10/1/02 through 3/31/03 8            $10.54     $0.19         $(0.22)          $(0.22)        $   --        $10.29      (0.29)% 4
9/30/02                               10.20      0.41           0.33            (0.40)            --         10.54       7.45 4
9/30/01                                9.68      0.37           0.47            (0.32)            --         10.20       8.84 4
9/30/00                                9.62      0.35           0.05            (0.34)            --          9.68       4.23 4
9/30/99                               10.33      0.32          (0.54)           (0.35)         (0.14)         9.62      (2.31) 4
5/11/98 1 through 9/30/98             10.00      0.12           0.34            (0.13)            --         10.33       4.67 4

                                                                                                       RATIO OF NET
                                      NET                    RATIO OF EXPENSES                      INVESTMENT INCOME
                                    ASSETS      RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                    END OF     EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS       PORTFOLIO
                                    PERIOD     AVERAGE NET      (EXCLUDING        TO AVERAGE NET        (EXCLUDING       TURNOVER
                                     (000)       ASSETS          WAIVERS)             ASSETS             WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/02 through 3/31/03 8          $      203      0.90% 2         1.15% 2             4.31% 2              4.06% 2           5%
9/30/02                                   205      0.90            1.12                4.54                 4.32             28
9/30/01                                    40      0.89            1.13                5.13                 4.89             19
9/30/00                                    38      0.90            1.15                5.09                 4.84             23
9/30/99                                   254      0.90            1.11                4.45                 4.24             23
9/30/98                                   712      0.88            1.21                4.37                 4.04             77

INVESTOR A CLASS
10/1/02 through 3/31/03 8          $   18,281      1.07% 2         1.33% 2             4.12% 2              3.87% 2           5%
9/30/02                                15,587      1.06            1.28                4.32                 4.11             28
9/30/01                                 3,674      1.07            1.31                4.97                 4.73             19
9/30/00                                 3,243      1.07            1.32                4.94                 4.69             23
9/30/99                                 3,036      1.07            1.28                4.28                 4.07             23
9/30/98                                 2,774      1.06            1.39                4.22                 3.89             77

INVESTOR B CLASS
10/1/02 through 3/31/03 8          $   10,356      1.82% 2         2.07% 2             3.36% 2              3.11% 2           5%
9/30/02                                 8,740      1.81            2.03                3.60                 3.39             28
9/30/01                                 4,277      1.80            2.04                4.20                 3.97             19
9/30/00                                 1,668      1.82            2.07                4.19                 3.94             23
9/30/99                                 1,426      1.82            2.03                3.53                 3.32             23
9/30/98                                 1,116      1.79            2.12                3.41                 3.08             77

INVESTOR C CLASS
10/1/02 through 3/31/03 8          $    5,184      1.82% 2         2.07% 2             3.36% 2              3.11% 2           5%
9/30/02                                 3,632      1.80            2.01                3.55                 3.34             28
9/30/01                                 1,496      1.80            2.04                4.05                 3.82             19
9/30/00                                   412      1.82            2.07                4.19                 3.94             23
9/30/99                                   192      1.82            2.03                3.53                 3.32             23
8/26/98 1 through 9/30/98                 527      1.71 2          2.04 2              2.82 2               2.49 2           77
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8          $   65,162      0.70% 2         0.94% 2             5.24% 2              5.01% 2          16%
9/30/02                                71,516      0.70            0.89                5.34                 5.16             17
9/30/01                                79,535      0.70            0.90                4.99                 4.79             14
9/30/00                                94,865      0.70            0.91                4.90                 4.69             27
9/30/99                               104,683      0.70            0.86                4.38                 4.22             31
5/11/98 1 through 9/30/98             114,524      0.70 2          0.88 2              4.18 2               4.00 2           54

SERVICE CLASS
10/01/01 through 5/2/02            $       -- 7    1.00% 2         1.17% 2             5.26% 2              5.08% 2          17%
9/30/01                                    --      0.87            1.02                4.83                 4.68             14
9/30/00                                    --      1.00            1.21                4.60                 4.39             27
9/30/99                                    --      1.00            1.16                4.08                 3.92             31
5/11/98 1 through 9/30/98                  --      0.67 2          0.85 2              5.00 2               4.82 2           54

INVESTOR A CLASS
10/1/02 through 3/31/03 8          $    5,670      1.17% 2         1.41% 2             4.77% 2              4.54% 2          16%
9/30/02                                 5,106      1.18            1.36                4.85                 4.66             17
9/30/01                                 4,304      1.17            1.37                4.53                 4.34             14
9/30/00                                 3,741      1.17            1.38                4.45                 4.24             27
9/30/99                                 4,468      1.17            1.33                3.91                 3.75             31
5/11/98 1 through 9/30/98               2,546      1.15 2          1.33 2              3.68 2               3.50 2           54

INVESTOR B CLASS
10/1/02 through 3/31/03 8          $    5,219      1.91% 2         2.14% 2             3.99% 2              3.76% 2          16%
9/30/02                                 3,130      1.92            2.11                4.08                 3.90             17
9/30/01                                 2,505      1.91            2.11                3.79                 3.60             14
9/30/00                                 1,769      1.92            2.13                3.67                 3.46             27
9/30/99                                 3,149      1.92            2.08                3.16                 3.00             31
5/11/98 1 through 9/30/98               1,740      1.83 2          2.01 2              2.89 2               2.71 2           54


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36 & 37

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                        NET
                                     ASSET                  (LOSS) ON      DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                                     VALUE       NET        INVESTMENTS       FROM NET        FROM NET      VALUE
                                   BEGINNING  INVESTMENT  (BOTH REALIZED     INVESTMENT       REALIZED      END OF       TOTAL
                                   OF PERIOD    INCOME    AND UNREALIZED)      INCOME           GAINS       PERIOD      RETURN
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/02 through 3/31/03 8            $10.54     $0.19         $(0.22)          $(0.22)        $   --        $10.29      (0.29)% 4
9/30/02                               10.20      0.38           0.36            (0.40)            --         10.54       7.45 4
9/30/01                                9.68      0.36           0.48            (0.32)            --         10.20       8.84 4
9/30/00                                9.62      0.35           0.05            (0.34)            --          9.68       4.23 4
9/30/99                               10.33      0.32          (0.54)           (0.35)         (0.14)         9.62      (2.31) 4
5/11/98 1 through 9/30/98             10.00      0.12           0.34            (0.13)            --         10.33       4.67 4
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8            $ 9.99     $0.24         $(0.17)          $(0.25)        $   --        $ 9.81       1.18%
9/30/02                                9.94      0.49           0.07            (0.51)            --          9.99       5.82
9/30/01                                9.60      0.50           0.34            (0.50)            --          9.94       8.91
9/30/00                                9.63      0.48          (0.05)           (0.46)            --          9.60       4.66
9/30/99                               10.31      0.45          (0.57)           (0.46)         (0.10)         9.63      (1.23)
5/11/98 1 through 9/30/98             10.00      0.18           0.31            (0.18)            --         10.31       4.95

SERVICE CLASS
10/1/02 through 3/31/03 8            $ 9.99     $0.23         $(0.16)          $(0.24)        $   --        $ 9.82       1.13%
9/30/02                                9.95      0.46           0.06            (0.48)            --          9.99       5.40
9/30/01                                9.60      0.47           0.35            (0.47)            --          9.95       8.69
9/30/00                                9.63      0.44          (0.04)           (0.43)            --          9.60       4.35
9/30/99                               10.31      0.44          (0.59)           (0.43)         (0.10)         9.63      (1.52)
5/11/98 1 through 9/30/98             10.00      0.19           0.29            (0.17)            --         10.31       4.82

INVESTOR A CLASS
10/1/02 through 3/31/03 8            $ 9.99     $0.22         $(0.17)          $(0.23)        $   --        $ 9.81       1.04% 3
9/30/02                                9.94      0.44           0.07            (0.46)            --          9.99       5.33 3
9/30/01                                9.60      0.45           0.34            (0.45)            --          9.94       8.40 3
9/30/00                                9.63      0.44          (0.05)           (0.42)            --          9.60       4.17 3
9/30/99                               10.31      0.40          (0.57)           (0.41)         (0.10)         9.63      (1.69) 3
5/11/98 1 through 9/30/98             10.00      0.16           0.31            (0.16)            --         10.31       4.76 3

INVESTOR B CLASS
10/1/02 through 3/31/03 8            $ 9.99     $0.19         $(0.18)          $(0.19)        $   --        $ 9.81       0.56% 4
9/30/02                                9.94      0.36           0.08            (0.39)            --          9.99       4.55 4
9/30/01                                9.60      0.37           0.35            (0.38)            --          9.94       7.60 4
9/30/00                                9.63      0.37          (0.05)           (0.35)            --          9.60       3.40 4
9/30/99                               10.31      0.34          (0.58)           (0.34)         (0.10)         9.63      (2.43) 4
5/11/98 1 through 9/30/98             10.00      0.15           0.29            (0.13)            --         10.31       4.45 4

INVESTOR C CLASS
10/1/02 through 3/31/03 8            $10.02     $0.18         $(0.18)          $(0.19)        $   --        $ 9.83       0.56% 4
9/30/02                                9.97      0.36           0.08            (0.39)            --         10.02       4.53 4
9/30/01                                9.62      0.37           0.36            (0.38)            --          9.97       7.69 4
9/30/00                                9.63      0.41          (0.07)           (0.35)            --          9.62       3.61 4
9/30/99                               10.31      0.33          (0.57)           (0.34)         (0.10)         9.63      (2.43) 4
5/11/98 1 through 9/30/98             10.00      0.15           0.29            (0.13)            --         10.31       4.45 4

                                                                                                        RATIO OF NET
                                       NET                    RATIO OF EXPENSES                      INVESTMENT INCOME
                                     ASSETS      RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                     END OF     EXPENSES TO      NET ASSETS       INVESTMENT INCOME      NET ASSETS       PORTFOLIO
                                     PERIOD     AVERAGE NET      (EXCLUDING        TO AVERAGE NET        (EXCLUDING       TURNOVER
                                      (000)       ASSETS          WAIVERS)             ASSETS             WAIVERS)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/02 through 3/31/03 8           $    5,711      1.91% 2         2.14% 2             3.97% 2              3.76% 2          16%
9/30/02                                  3,149      1.90            2.09                3.91                 3.72             17
9/30/01                                    638      1.92            2.12                3.78                 3.59             14
9/30/00                                    371      1.92            2.13                3.67                 3.46             27
9/30/99                                    889      1.92            2.08                3.16                 3.00             31
5/11/98 1 through 9/30/98                  716      1.89 2          2.07 2              2.81 2               2.63 2           54
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/02 through 3/31/03 8           $  122,073      0.70% 2         0.91% 2             5.05% 2              4.84% 2          14%
9/30/02                                135,938      0.70            0.87                4.94                 4.76             12
9/30/01                                146,620      0.70            0.86                5.09                 4.93             32
9/30/00                                150,646      0.70            0.88                5.06                 4.88             55
9/30/99                                167,799      0.70            0.88                4.56                 4.38             25
5/11/98 1 through 9/30/98              196,493      0.70 2          0.95 2              4.54 2               4.29 2            7

SERVICE CLASS
10/1/02 through 3/31/03 8           $       90      1.00% 2         1.21% 2             4.68% 2              4.47% 2          14%
9/30/02                                     92      1.00            1.17                4.63                 4.46             12
9/30/01                                     91      1.00            1.16                4.79                 4.63             32
9/30/00                                     88      1.00            1.18                4.76                 4.58             55
9/30/99                                     --      1.00            1.18                4.26                 4.08             25
5/11/98 1 through 9/30/98                   --      0.67 2          0.92 2              5.00 2               4.75 2            7

INVESTOR A CLASS
10/1/02 through 3/31/03 8           $    3,993      1.17% 2         1.38% 2             4.58% 2              4.37% 2          14%
9/30/02                                  3,612      1.18            1.35                4.46                 4.29             12
9/30/01                                  3,214      1.17            1.33                4.64                 4.47             32
9/30/00                                  3,686      1.17            1.35                4.63                 4.45             55
9/30/99                                  1,856      1.17            1.35                4.09                 3.91             25
5/11/98 1 through 9/30/98                  975      1.17 2          1.42 2              4.07 2               3.82 2            7

INVESTOR B CLASS
10/1/02 through 3/31/03 8           $    2,801      1.92% 2         2.13% 2             3.81% 2              3.60% 2          14%
9/30/02                                  2,311      1.91            2.08                3.65                 3.48             12
9/30/01                                    978      1.89            2.05                3.79                 3.62             32
9/30/00                                    279      1.92            2.10                3.86                 3.68             55
9/30/99                                    203      1.92            2.10                3.34                 3.16             25
5/11/98 1 through 9/30/98                   --      0.67 2          0.92 2              0.64 2               0.39 2            7

INVESTOR C CLASS
10/1/02 through 3/31/03 8           $    1,083      1.92% 2         2.13% 2             3.81% 2              3.60% 2          14%
9/30/02                                  1,036      1.90            2.08                3.55                 3.38             12
9/30/01                                    236      1.91            2.07                3.75                 3.57             32
9/30/00                                     69      1.92            2.10                3.78                 3.60             55
9/30/99                                    571      1.92            2.10                3.34                 3.16             25
5/11/98 1 through 9/30/98                   --      0.67 2          0.92 2              5.00 2               4.75 2            7

1    Commencement of operations of share class.
2    Annualized.
3    Sales load not reflected in total return.
4    Contingent deferred sales load not reflected in total return.
5    There were no Investor C shares outstanding as of September 30, 2000.
6    Reissuance of shares.
7    There were no Service shares outstanding as of September 30, 2002.
8    Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


38 & 39

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------
          Portfolio                                    Share Classes
-----------------------------------------------------------------------------------------------
                                Institutional             Service            Investor A
-----------------------------------------------------------------------------------------------
                             Contractual  Actual   Contractual  Actual   Contractual  Actual
                                Fees      Fees(4)    Fees(1)    Fees(4)    Fees(2)    Fees(4)
-----------------------------------------------------------------------------------------------
Tax-Free Income                 None       None       0.30%      0.30%      0.50%      0.40%
-----------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income    None       None       0.30%      0.30%      0.50%      0.40%
-----------------------------------------------------------------------------------------------
New Jersey Tax-Free Income      None       None       0.30%      0.30%      0.50%      0.40%
-----------------------------------------------------------------------------------------------
Ohio Tax-Free Income            None       None       0.30%      0.30%      0.50%      0.40%
-----------------------------------------------------------------------------------------------
Delaware Tax-Free Income        None       None       0.30%       N/A       0.50%      0.40%
-----------------------------------------------------------------------------------------------
Kentucky Tax-Free Income        None       None       0.30%      0.30%      0.50%      0.40%
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------
          Portfolio                         Share Classes
------------------------------------------------------------------------
                                  Investor B            Investor C
------------------------------------------------------------------------
                             Contractual  Actual   Contractual   Actual
                               Fees(3)    Fees(4)    Fees(3)     Fees(4)
------------------------------------------------------------------------
Tax-Free Income                 1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------
Pennsylvania Tax-Free Income    1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------
New Jersey Tax-Free Income      1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------
Ohio Tax-Free Income            1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------
Delaware Tax-Free Income        1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------
Kentucky Tax-Free Income        1.15%      1.15%      1.15%      1.15%
------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2003.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Valuation of securities held by each Bond Portfolio is as follows: fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics under the supervision of the Board of Trustees; a portion of the fixed income securities are valued utilizing one or more pricing services approved by the Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities that are denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates. As of March 31, 2003, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction. There were no futures contracts held by the Portfolios at March 31, 2003.

     TENDER OPTION BONDS (RITES) -- A tender option bond (RITES) is a synthetic floating or variable rate security issued when long term bonds are purchased in the primary or secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered to be derivatives. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used.

     OPTION WRITING/PURCHASING -- The Portfolios may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of options, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of unfavorable changes in the price of the security underlying the written options. There were no options held by the Portfolios at March 31, 2003.

     OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

                                 BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                                       TAX-FREE INCOME, PENNSYLVANIA                     DELAWARE TAX-FREE
                                              TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND           INCOME AND KENTUCKY
                                                      OHIO TAX-FREE INCOME PORTFOLIOS               TAX-FREE INCOME PORTFOLIOS
                                              -----------------------------------------------       --------------------------
                                                                INVESTMENT                                  INVESTMENT
               AVERAGE DAILY NET ASSETS                        ADVISORY FEE                                ADVISORY FEE
               --------------------------     -----------------------------------------------       --------------------------
               first $1 billion                                    .500%                                      .550%
               $1 billion-- $2 billion                             .450                                       .500
               $2 billion-- $3 billion                             .425                                       .475
               greater than $3 billion                             .400                                       .450

     For the six months ended March 31, 2003, advisory fees and waivers for each Portfolio were as follows:

                                                                GROSS                            NET ADVISORY
                                                            ADVISORY FEE           WAIVER             FEE
                                                            ------------          --------       ------------
     Tax-Free Income Portfolio ..........................    $  941,269           $443,146        $  498,123
     Pennsylvania Tax-Free Income Portfolio .............     2,302,183            944,268         1,357,915
     New Jersey Tax-Free Income Portfolio ...............       397,903            192,235           205,668
     Ohio Tax-Free Income Portfolio .....................       319,019            160,788           158,231
     Delaware Tax-Free Income Portfolio .................       221,637             94,200           127,437
     Kentucky Tax-Free Income Portfolio .................       369,075            141,562           227,513

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At March 31, 2003, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                               EXPENSE
                                              LIMITATION       EXPIRING         EXPIRING           EXPIRING    TOTAL WAIVERS SUBJECT
                                              PERCENTAGE  JANUARY 31, 2004  JANUARY 31, 2005  JANUARY 31, 2006    TO REIMBURSEMENT
                                              ----------  ----------------  ----------------  ---------------- ---------------------
     Tax-Free Income Portfolio ..............    0.485%      $  520,614        $  610,832         $108,839           $1,240,285
     Pennsylvania Tax-Free Income Portfolio .    0.470%       1,400,908         1,493,625          246,546            3,141,079
     New Jersey Tax-Free Income Portfolio ...    0.475%         242,839           281,833           48,764              573,436
     Ohio Tax-Free Income Portfolio .........    0.515%         121,622           167,924           33,482              323,028
     Delaware Tax-Free Income Portfolio .....    0.585%         106,237           124,793           20,299              251,329
     Kentucky Tax-Free Income Portfolio .....    0.585%         166,578           185,455           28,588              380,621

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

                                 BLACKROCK FUNDS

     For the six months ended March 31, 2003, administration fees and waivers for each Portfolio were as follows:

                                                                            GROSS                                 NET
                                                                     ADMINISTRATION FEE       WAIVER       ADMINISTRATION FEE
                                                                     ------------------      ---------     ------------------
     Tax-Free Income Portfolio ...................................       $  433,053           $   --           $  433,053
     Pennsylvania Tax-Free Income Portfolio ......................        1,020,434            1,496            1,018,938
     New Jersey Tax-Free Income Portfolio ........................          183,051               --              183,051
     Ohio Tax-Free Income Portfolio ..............................          146,728               --              146,728
     Delaware Tax-Free Income Portfolio ..........................           92,700               --               92,700
     Kentucky Tax-Free Income Portfolio ..........................          154,354               --              154,354

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 2003, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                     PURCHASES         SALES
                                                    ------------    ------------
     Tax-Free Income Portfolio ...................  $124,338,952    $134,871,364
     Pennsylvania Tax-Free Income Portfolio ......    27,501,250      73,449,258
     New Jersey Tax-Free Income Portfolio ........    24,651,620      20,956,075
     Ohio Tax-Free Income Portfolio ..............    22,130,590       6,136,900
     Delaware Tax-Free Income Portfolio ..........    13,380,368      11,908,632
     Kentucky Tax-Free Income Portfolio ..........    17,705,590      19,997,405

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                                   TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             -------------------------------        ------------------------------
                                                               SHARES               VALUE             SHARES              VALUE
                                                             ----------         ------------        ----------        ------------
Shares sold:
     Institutional Class ..................................   4,069,549         $ 45,389,186         9,546,098        $107,358,932
     Service Class ........................................   1,307,552           14,564,266            75,012             839,131
     Investor A Class .....................................     498,086            5,533,616           888,913           9,998,806
     Investor B Class .....................................     150,765            1,686,625           177,365           1,999,421
     Investor C Class .....................................     355,047            3,951,554           433,677           4,888,016
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      29,039              324,766            44,307             498,645
     Service Class ........................................      10,902              121,803             9,094             102,448
     Investor A Class .....................................       9,202              102,878            19,702             221,772
     Investor B Class .....................................       4,599               51,401             8,997             101,305
     Investor C Class .....................................       1,805               20,183             2,410              27,083
Shares redeemed:
     Institutional Class ..................................  (4,295,228)         (48,008,635)       (8,824,531)        (99,456,950)
     Service Class ........................................     (32,058)            (356,741)         (132,318)         (1,485,844)
     Investor A Class .....................................    (426,589)          (4,755,500)         (832,440)         (9,374,683)
     Investor B Class .....................................     (64,310)            (718,800)          (69,906)           (786,590)
     Investor C Class .....................................    (350,865)          (3,908,748)         (414,020)         (4,653,308)
                                                             ----------         ------------        ----------        ------------
Net increase ..............................................   1,267,496         $ 13,997,854           932,360        $ 10,278,184
                                                             ==========         ============        ==========        ============

                                 BLACKROCK FUNDS

                                                                              PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             -------------------------------        ------------------------------
                                                               SHARES               VALUE              SHARES            VALUE
                                                             ----------         ------------        -----------      -------------
Shares sold:
     Institutional Class ..................................   3,372,747         $ 36,766,480          8,980,903      $  97,440,894
     Service Class ........................................   1,408,222           15,309,288            851,390          9,246,291
     Investor A Class .....................................     296,266            3,228,138            633,292          6,865,129
     Investor B Class .....................................     170,241            1,837,676            488,502          5,263,472
     Investor C Class .....................................      48,455              525,364            105,748          1,141,366
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      12,664              138,299             18,780            203,743
     Service Class ........................................       6,051               65,986             18,687            202,512
     Investor A Class .....................................      45,564              497,151            106,321          1,152,577
     Investor B Class .....................................      27,652              299,538             58,793            632,790
     Investor C Class .....................................       1,018               11,062              1,944             20,982
Shares redeemed:
     Institutional Class ..................................  (8,525,753)         (92,949,103)       (11,476,593)      (124,451,514)
     Service Class ........................................  (1,415,436)         (15,408,230)          (961,806)       (10,456,170)
     Investor A Class .....................................    (252,474)          (2,743,949)          (973,001)       (10,573,962)
     Investor B Class .....................................    (236,676)          (2,555,906)          (376,873)        (4,053,515)
     Investor C Class .....................................     (47,298)            (511,271)           (41,820)          (455,838)
                                                             ----------         ------------        -----------      -------------
Net decrease ..............................................  (5,088,757)        $(55,489,477)        (2,565,733)     $ (27,821,243)
                                                             ==========         ============        ===========      =============

                                                                                NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             -------------------------------        ------------------------------
                                                               SHARES               VALUE             SHARES              VALUE
                                                             ----------         ------------        ----------        ------------
Shares sold:
     Institutional Class ..................................     766,142         $  9,088,587         1,890,385        $ 22,257,928
     Service Class ........................................      22,149              264,980           209,872           2,454,360
     Investor A Class .....................................     153,300            1,829,848           288,966           3,407,843
     Investor B Class .....................................     183,721            2,177,801           316,361           3,738,749
     Investor C Class .....................................      58,182              689,473            77,801             919,229
Shares issued in reinvestment of dividends:
     Institutional Class ..................................         748                8,865             2,061              24,269
     Service Class ........................................      22,623              268,387            48,232             568,029
     Investor A Class .....................................       8,584              101,754            11,010             129,666
     Investor B Class .....................................       9,856              116,819            16,505             194,210
     Investor C Class .....................................       1,057               12,577               700               8,261
Shares redeemed:
     Institutional Class ..................................    (867,392)         (10,298,985)       (2,226,536)        (26,225,514)
     Service Class ........................................    (107,952)          (1,276,890)         (208,663)         (2,461,506)
     Investor A Class .....................................     (60,020)            (714,422)          (90,763)         (1,070,677)
     Investor B Class .....................................     (21,451)            (253,719)          (65,615)           (772,340)
     Investor C Class .....................................      (5,266)             (62,521)             (582)             (6,853)
                                                             ----------         ------------        ----------        ------------
Net increase ..............................................     164,281         $  1,952,554           269,734        $  3,165,654
                                                             ==========         ============        ==========        ============

                                 BLACKROCK FUNDS

                                                                                    OHIO TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             ------------------------------         ------------------------------
                                                               SHARES               VALUE             SHARES              VALUE
                                                             ---------          -----------         ----------        ------------
Shares sold:
     Institutional Class ..................................  1,504,006          $16,301,704          1,390,487        $ 15,003,887
     Service Class ........................................        170                1,843             16,557             179,874
     Investor A Class .....................................    345,388            3,752,077          1,172,129          12,658,215
     Investor B Class .....................................    238,928            2,595,392            424,374           4,595,741
     Investor C Class .....................................    180,523            1,964,357            287,598           3,082,163
Shares issued in reinvestment of dividends:
     Institutional Class ..................................        859                9,340              1,009              10,853
     Service Class ........................................        202                2,198                  8                  86
     Investor A Class .....................................      8,794               95,684             12,607             135,484
     Investor B Class .....................................      3,574               38,896              6,004              64,568
     Investor C Class .....................................      2,182               23,734              2,586              27,825
Shares redeemed:
     Institutional Class ..................................   (877,496)          (9,518,490)        (1,164,122)        (12,550,025)
     Service Class ........................................       (284)              (3,075)            (1,811)            (19,694)
     Investor A Class .....................................    (82,567)            (885,718)          (118,769)         (1,276,272)
     Investor B Class .....................................    (80,470)            (862,902)           (37,885)           (403,489)
     Investor C Class .....................................    (34,723)            (377,638)          (101,133)         (1,102,444)
                                                             ---------          -----------         ----------        ------------
Net increase ..............................................  1,209,086          $13,137,402          1,889,639        $ 20,406,772
                                                             =========          ===========         ==========        ============

                                                                                  DELAWARE TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             -------------------------------        ------------------------------
                                                               SHARES               VALUE             SHARES              VALUE
                                                             ----------          -----------        ----------        ------------
Shares sold:
     Institutional Class                                        568,380          $ 5,868,760           823,183        $  8,370,943
     Service Class                                                   --                   --             5,133              52,766
     Investor A Class                                           135,232            1,390,190           170,602           1,735,098
     Investor B Class                                           225,146            2,313,904            82,967             846,851
     Investor C Class                                           313,504            3,210,220           241,391           2,464,308
Shares issued in reinvestment of dividends:
     Institutional Class                                          3,610               37,099             3,194              32,517
     Service Class                                                   --                   --                --                   2
     Investor A Class                                             6,485               66,644             9,233              93,789
     Investor B Class                                             2,031               20,862             2,789              28,317
     Investor C Class                                             1,630               16,741             1,618              16,428
Shares redeemed:
     Institutional Class                                     (1,025,885)         (10,489,154)       (1,835,826)        (18,637,745)
     Service Class                                                   --                   --            (5,144)            (51,238)
     Investor A Class                                           (75,231)            (772,384)         (117,162)         (1,180,455)
     Investor B Class                                           (16,966)            (174,355)          (34,265)           (346,685)
     Investor C Class                                           (58,906)            (601,624)           (6,708)            (67,701)
                                                             ----------          -----------        ----------        ------------
Net increase (decrease)                                          79,030          $   886,903          (658,995)       $ (6,642,805)
                                                             ==========          ===========        ==========        ============

                                 BLACKROCK FUNDS

                                                                                 KENTUCKY TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                                    3/31/03 (UNAUDITED)                         9/30/02
                                                             -------------------------------        ------------------------------
                                                               SHARES               VALUE             SHARES              VALUE
                                                             ----------         ------------        ----------        ------------
Shares sold:
     Institutional Class ..................................     643,488         $  6,314,749         2,823,237        $ 27,884,510
     Service Class ........................................       7,785               76,938                --                  --
     Investor A Class .....................................      60,412              592,377           123,446           1,215,127
     Investor B Class .....................................      62,600              611,718           136,169           1,341,541
     Investor C Class .....................................       6,185               60,754            83,428             821,448
Shares issued in reinvestment of dividends:
     Institutional Class ..................................       8,938               87,779            17,467             172,177
     Service Class ........................................          --                   --                --                   2
     Investor A Class .....................................       4,557               44,754             9,897              97,537
     Investor B Class .....................................       3,487               34,245             5,272              51,934
     Investor C Class .....................................       1,317               12,962               719               7,111
Shares redeemed:
     Institutional Class ..................................  (1,815,628)         (17,783,957)       (3,979,689)        (39,257,211)
     Service Class ........................................      (7,785)             (76,058)              (10)               (100)
     Investor A Class .....................................     (19,488)            (191,354)          (94,951)           (935,266)
     Investor B Class .....................................     (11,886)            (116,441)           (8,496)            (83,737)
     Investor C Class .....................................        (906)              (8,912)           (4,364)            (42,899)
                                                             ----------         ------------        ----------        ------------
Net decrease ..............................................  (1,056,924)        $(10,340,446)         (887,875)       $ (8,727,826)
                                                             ==========         ============        ==========        ============

     On March 31, 2003, one shareholder held approximately 86% of the Tax-Free Income Portfolio, one shareholder held approximately 89% of the Pennsylvania Tax-Free Income Portfolio, one shareholder held approximately 77% of the New Jersey Tax-Free Income Portfolio, one shareholder held approximately 70% of the Ohio Tax-Free Income Portfolio, one shareholder held approximately 74% of the Delaware Tax-Free Income Portfolio and one shareholder held approximately 86% of the Kentucky Tax-Free Income Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(E)    AT MARCH 31, 2003 NET ASSETS CONSISTED OF:

                                                    PENNSYLVANIA      NEW JERSEY         OHIO         DELAWARE        KENTUCKY
                                      TAX-FREE        TAX-FREE         TAX-FREE        TAX-FREE       TAX-FREE        TAX-FREE
                                       INCOME          INCOME           INCOME          INCOME         INCOME          INCOME
                                      PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                     ------------   ------------     ------------    ------------    -----------    ------------
     Capital paid-in ..............  $384,181,632   $861,677,266     $151,791,449    $128,379,275    $76,353,020    $126,061,879
     Undistributed
       (accumulated)
       net investment
       income (loss) ..............       867,032      1,286,268           95,433        (596,282)       281,997        (213,668)
     Accumulated net
       realized loss
       on investment
       transactions,
       futures contracts
       and swap contracts .........    (9,767,283)   (35,838,114)      (5,903,967)     (1,857,589)    (1,393,078)     (5,335,174)
     Net unrealized
       appreciation
       on investment
       transactions and
       futures contracts ..........    10,541,514     70,145,958       15,090,733      10,256,643      6,520,209       9,527,201
                                     ------------   ------------     ------------    ------------    -----------    ------------
                                     $385,822,895   $897,271,378     $161,073,648    $136,182,047    $81,762,148    $130,040,238
                                     ============   ============     ============    ============    ===========    ============

                                 BLACKROCK FUNDS


(F) FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gains distributions for the year ended September 30, 2002.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. There are no permanent differences as of September 30, 2002.

     As of September 30, 2002, the components of distributable earnings/ (accumulated losses) were as follows:

                                                            UNDISTRIBUTED            CAPITAL                 POST-
                                                              TAX-FREE                LOSS                  OCTOBER
                                                               INCOME             CARRYFORWARDS             LOSSES
                                                            -------------         -------------          ------------
     Tax-Free Income Portfolio ..........................    $1,939,594           $ (5,473,786)          $ (4,129,422)
     Pennsylvania Tax-Free Income Portfolio .............     3,690,501            (22,084,893)           (15,680,185)
     New Jersey Tax-Free Income Portfolio ...............       818,970             (3,548,305)            (2,588,196)
     Ohio Tax-Free Income Portfolio .....................       328,729                (41,989)            (1,905,974)
     Delaware Tax-Free Income Portfolio .................       728,670                (83,140)            (1,329,298)
     Kentucky Tax-Free Income Portfolio .................       484,496             (3,002,113)            (2,623,662)

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                     EXPIRING SEPTEMBER 30
                                                             ----------------------------------------------------------------
                                                                2008               2009             2010             TOTAL
                                                             ----------         ----------       ----------       -----------
     Tax-Free Income Portfolio ..........................    $3,717,571         $1,756,215       $       --       $ 5,473,786
     Pennsylvania Tax-Free Income Portfolio .............     5,817,038          7,641,061        8,626,794        22,084,893
     New Jersey Tax-Free Income Portfolio ...............       733,444          2,652,175          162,686         3,548,305
     Ohio Tax-Free Income Portfolio .....................        41,989                 --               --            41,989
     Delaware Tax-Free Income Portfolio .................        83,140                 --               --            83,140
     Kentucky Tax-Free Income Portfolio .................     1,316,142          1,556,368          129,603         3,002,113

                                 BLACKROCK FUNDS

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                       NUMBER OF                      COMPLEX
                            POSITION(S)    OFFICE (3)                                    PORTFOLIOS       OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        COMPLEX        HELD BY      PERIOD ENDING
                                            SERVED                                        OVERSEEN       TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)          Trustee     Since 1996  Retired; Treasurer of Princeton      43                             $38,700
66 Greenway Terrace,                                  University from 1987 to 2001;
Princeton, NJ 08540                                   Ex-Officio Director of the
Age: 67                                               Princeton University Investment
                                                      Company and Chairman of the
                                                      Investment Committee for
                                                      Bi-Weekly Employees Retirement
                                                      Fund, Princeton University,
                                                      1987-2000; Director and Vice
                                                      President of Forrestal
                                                      Agricultural Corporation and
                                                      Forrestal Investment Corporation
                                                      and Director, FCC Corporation
                                                      (all wholly-owned by Princeton
                                                      University), 1987-2000; Director,
                                                      Forrestal Center Corporation
                                                      (wholly-owned by Princeton
                                                      University), 1986-1999.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)          Trustee and Since 2000  Director, Chairman and Chief         43       Director,             N/A
BlackRock, Inc.               President               Executive Officer of BlackRock,               BlackRock, Inc.;
40 E. 52nd Street                                     Inc. since its formation in 1998              Chairman of the
New York, NY 10022                                    and of BlackRock, Inc.'s                      Board and
Age: 49                                               predecessor entities since 1988;              Director of
                                                      Chairman of the Management                    Anthracite Capital,
                                                      Committee and Co-chair of the                 Inc.
                                                      Investment Strategy Group of
                                                      BlackRock, Inc.; formerly,
                                                      Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of
                                                      its Taxable Fixed Income Division
                                                      and Head of its Mortgage and Real
                                                      Estate Products Group; formerly,
                                                      Chairman of the Board and
                                                      Director of each of the
                                                      closed-end Trusts for which
                                                      BlackRock Advisors, Inc. serves
                                                      as investment advisor; Director
                                                      of BlackRock's offshore funds and
                                                      alternative investment vehicles
                                                      and Chairman of the Board of
                                                      Nomura BlackRock Asset Management
                                                      Co., Ltd.; Director of the New
                                                      York Stock Exchange; Vice
                                                      Chairman of the Board of Trustees
                                                      of Mount Sinai-New York
                                                      University Medical Center and
                                                      Health System; Co-Chairman of the
                                                      Board of Trustees of NYU
                                                      Hospitals Center; and a Member of
                                                      the Board of Trustees of NYU, NYU
                                                      School of Medicine and Phoenix
                                                      House.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                       NUMBER OF                      COMPLEX
                            POSITION(S)    OFFICE (3)                                    PORTFOLIOS       OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       IN FUND     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        COMPLEX        HELD BY      PERIOD ENDING
                                            SERVED                                        OVERSEEN       TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat Trustee     Since 2001  Partner, Covington & Burling (law    43                             $39,226
Covington & Burling                                   firm) (2001-Present); Deputy
1201 Pennsylvania Avenue, NW                          Secretary of the Treasury
Washington, DC  20004                                 (1999-2001), Under Secretary of
Age: 59                                               State for Economic, Business and
                                                      Agricultural Affairs (1997-1999),
                                                      Under Secretary of Commerce for
                                                      International Trade (1996-1997),
                                                      Special Representative of the
                                                      President and Secretary of State
                                                      on Holocaust Issues (1995-2001),
                                                      and U.S. Ambassador to the
                                                      European Union, Department of
                                                      State (1993-1996), Government of
                                                      the United States of America;
                                                      Partner, Vice-Chairman and
                                                      Chairman of the Washington
                                                      Office, Powell, Goldstein, Frazer
                                                      & Murphy (1981-1993); Director,
                                                      Overseas Private Investment
                                                      Corporation (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez           Trustee     Since 1996  Retired; Director of USX             43       Director, ACE Limited $44,279
c/o BlackRock Funds           and Vice                Corporation (a diversified                    (insurance company);
100 Bellevue Parkway          Chairman of             company principally engaged in                Director and Chairman
Wilmington, DE 19809          the Board               energy and steel businesses),                 of the Board, RTI
Age: 58                                               1991 to 2001; Vice Chairman and               International Metals,
                                                      Chief Financial Officer                       Inc.; Director,
                                                      1994-2001, Executive Vice                     Eastman Chemical
                                                      President - Accounting and                    Company.
                                                      Finance and Chief Financial
                                                      Officer from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin              Trustee     Since 2001  President, Professor of              43       Director, Aetna Inc.; $38,700
President                                             Psychology (School of Arts and                Director, AMR
University of Pennsylvania                            Sciences), and Professor of                   Corporation; Director,
Office of the President                               Medicine and Psychiatry (School               Comcast Corporation;
100 College Hall                                      of Medicine), University of                   Director, Electronic
Philadelphia, PA 19104-6380                           Pennsylvania (1994-present);                  Data Systems
Age: 58                                               Provost (1992-1994), Dean of                  Corporation.
                                                      Graduate School of Arts and
                                                      Sciences (1991-1992), and Chair
                                                      of Psychology Department
                                                      (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.      Trustee and Since 1996  Chairman, Wilmerding &               44 (4)                         $44,067
Rosemont Business Campus      Chairman of             Associates, Inc. (investment
Building One, Suite 100       the Board               advisers) since 1989; Director,
919 Conestoga Road                                    Beaver Management Corporation
Rosemont, PA 19010                                    (land management corporation);
Age: 67                                               Managing General Partner,
                                                      Chestnut Street Exchange Fund;
                                                      Director, Peoples First, The
                                                      Peoples Bank of Oxford; Director
                                                      Emeritus, The Mutual Fire, Marine
                                                      and Inland Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

                                 BLACKROCK FUNDS

                           FUND MANAGEMENT (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        TOTAL FUND
                                            TERM OF                                                                      COMPLEX
                            POSITION(S)    OFFICE (3)                                                                  COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH                        PRINCIPAL OCCUPATION(S)                      FOR THE
            AGE               FUND          OF TIME                         DURING PAST FIVE YEARS                    PERIOD ENDING
                                            SERVED                                                                        3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                    Treasurer   Since 2002  Managing Director and Chief Financial Officer of BlackRock,          N/A
BlackRock, Inc.                                       Inc. since 1998; Treasurer of BlackRock Provident Institutional
40 E. 52nd Street                                     Funds since 2001; Senior Vice President of PNC Bank Corp. from
New York, NY 10022                                    1991 to 1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley                 Assistant   Since 2000  Managing Director, BlackRock Advisors, Inc. since May 2000;          N/A
BlackRock, Inc.               Secretary               First Vice President and Operating Officer, Mergers and
40 E. 52nd Street                                     Acquisitions Group (1997-2000), First Vice President and
New York, NY 10022                                    Operating Officer, Public Finance Group (1995-1997), and First
Age: 41                                               Vice President, Emerging Markets Fixed Income Research
                                                      (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson               Assistant   Since 1998  Vice President and Director of Mutual Fund Accounting and            N/A
PFPC Inc.                     Treasurer               Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                  President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                  Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan             Secretary   Since 1997  Director and Senior Counsel (since January 2001), and Vice           N/A
BlackRock Advisors, Inc.                              President and Senior Counsel (1998-2000), BlackRock Advisors,
100 Bellevue Parkway                                  Inc.; Senior Counsel, PNC Bank Corp. from May 1995 to April
Wilmington, DE 19809                                  1998; Associate, Stradley, Ronon, Stevens & Young, LLP from
Age: 43                                               March 1990 to May 1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10022

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153


Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103


The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $18 BILLION IN 40 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING.

STOCK PORTFOLIOS
----------------
   Large Cap Value Equity             Global Science & Technology Opportunities
   Large Cap Growth Equity            European Equity
   Mid-Cap Value Equity               International Equity
   Mid-Cap Growth Equity              International Opportunities
   Small Cap Value Equity             Asia Pacific Equity
   Small Cap Core Equity              Select Equity
   Small Cap Growth Equity            Index Equity
   U.S. Opportunities

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
   Low Duration Bond                  Managed Income
   Intermediate Government Bond       Core Bond Total Return
   Intermediate Bond                  Core PLUS Total Return
   Government Income                  International Bond
   GNMA                               High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
   Tax-Free Income                    Ohio Tax-Free Income
   Pennsylvania Tax-Free Income       Delaware Tax-Free Income
   New Jersey Tax-Free Income         Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------
   Money Market                       North Carolina Municipal Money Market
   U.S. Treasury Money Market         Ohio Municipal Money Market
   Municipal Money Market             Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market  Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 40 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(LOGO)
BLACKROCK
[GRAPHIC OMITTED]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                       BND-SEMI2